Vanguard® Intermediate-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (0.8%)
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2030	100	111
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2031	500	561
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/2035	35	39
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2025	125	125
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/2026	75	77
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	250	263
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2025	50	50
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2026	215	222
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2028	405	436
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2029	65	71
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2031	200	220
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	50	55
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	250	271
Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2035	240	256
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	380	377
Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	375	351
Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/2027	325	332
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	500	517
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/2043	135	120
Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	125	123
Jefferson County AL Sewer Revenue	5.000%	10/1/2030	50	54
Jefferson County AL Sewer Revenue	5.000%	10/1/2031	140	153
Jefferson County AL Sewer Revenue	5.000%	10/1/2032	150	165
Jefferson County AL Sewer Revenue	5.250%	10/1/2041	200	208
Jefferson County AL Sewer Revenue	5.250%	10/1/2042	200	206
University of Alabama College & University Revenue	3.500%	7/1/2042	120	100
Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/2041	25	23
				5,486
Arizona (1.1%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	55	55
Arizona COP, ETM	5.000%	10/1/2025	55	55
Arizona COP, ETM	5.000%	10/1/2026	220	226
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2026	105	107
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2029	170	186
Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	455	456
Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	50	53
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/2026	500	515
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	15	14
Mesa AZ Utility System Water Revenue	4.000%	7/1/2032	35	35
Mesa AZ Utility System Water Revenue	4.000%	7/1/2034	65	66
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	100	100
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	75	78
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	250	258
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	310	317
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	200	200
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	295	268
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	295	299
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2027	320	331
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2028	215	222
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2032	435	489
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2045	225	232
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2026	50	51
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	235	243
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2027	130	135
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	310	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2028	110	117
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2030	105	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2031	100	105
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	35	37
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2032	100	112
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	120	125
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2033	100	113
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2035	770	874
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	250	282
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	55	57
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	65	67
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2045	50	44
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	200	202
					7,566
California (15.6%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	100	101
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	300	300
	Alameda County Oakland Unified School District GO, Prere.	5.000%	8/1/2025	120	120
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	95	99
[1]	Alvord Unified School District GO	0.000%	8/1/2036	35	22
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	100	67
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	460	476
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	115	120
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	610	654
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	100	112
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	150	170
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	425	428
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	75	76
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	130	150
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	125	115
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	125	125
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	100	109
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	150	157
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	125	121
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	80	61
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	45	48
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	70	72
	California Department of Water Resources Water Revenue	4.000%	12/1/2034	255	255
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	330	363
	California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	25	27
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	185	200
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	225	243
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	135	144
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	75	85
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	170	196
	California GO	5.000%	8/1/2025	215	215
	California GO	5.000%	8/1/2025	150	150
	California GO	5.000%	9/1/2025	15	15
	California GO	5.000%	9/1/2025	50	50
	California GO	5.000%	10/1/2025	110	110
	California GO	5.000%	10/1/2025	50	50
	California GO	5.000%	11/1/2025	70	70
	California GO	3.000%	3/1/2026	40	40
	California GO	5.000%	4/1/2026	50	51
	California GO	3.875%	8/1/2026	250	253
	California GO	5.000%	8/1/2026	60	62

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/2026	55	56
California GO	5.000%	8/1/2026	100	103
California GO	5.000%	8/1/2026	1,000	1,026
California GO	4.000%	9/1/2026	250	254
California GO	5.000%	9/1/2026	75	77
California GO	5.000%	9/1/2026	150	154
California GO	5.000%	9/1/2026	30	31
California GO	5.000%	9/1/2026	135	139
California GO	4.000%	10/1/2026	525	535
California GO	5.000%	10/1/2026	260	268
California GO	5.000%	12/1/2026	500	517
California GO	5.000%	4/1/2027	360	376
California GO	3.500%	8/1/2027	730	745
California GO	5.000%	8/1/2027	285	293
California GO	5.000%	8/1/2027	500	526
California GO	5.000%	8/1/2027	100	105
California GO	4.000%	9/1/2027	500	517
California GO	5.000%	9/1/2027	90	93
California GO	5.000%	9/1/2027	120	126
California GO	5.000%	10/1/2027	155	164
California GO	5.000%	11/1/2027	445	471
California GO	5.000%	11/1/2027	590	624
California GO	5.000%	12/1/2027	440	466
California GO	5.000%	4/1/2028	90	96
California GO	5.000%	8/1/2028	430	441
California GO	5.000%	8/1/2028	55	58
California GO	5.000%	8/1/2028	35	38
California GO	5.000%	8/1/2028	75	81
California GO	4.000%	9/1/2028	400	419
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	40	41
California GO	5.000%	9/1/2028	15	16
California GO	3.000%	10/1/2028	75	75
California GO	5.000%	10/1/2028	55	59
California GO	5.000%	10/1/2028	110	119
California GO	5.000%	11/1/2028	275	291
California GO	5.000%	12/1/2028	20	22
California GO	3.000%	3/1/2029	215	215
California GO	3.000%	3/1/2029	70	70
California GO	5.000%	4/1/2029	235	257
California GO	5.000%	4/1/2029	35	38
California GO	3.000%	8/1/2029	100	100
California GO	5.000%	8/1/2029	45	46
California GO	3.000%	9/1/2029	255	255
California GO	5.000%	9/1/2029	425	437
California GO	5.000%	9/1/2029	295	325
California GO	5.000%	10/1/2029	375	414
California GO	5.000%	10/1/2029	525	566
California GO	5.000%	10/1/2029	240	265
California GO	5.000%	11/1/2029	100	106
California GO	5.000%	11/1/2029	20	22
California GO	5.000%	3/1/2030	250	277
California GO	5.000%	4/1/2030	155	172
California GO	5.000%	4/1/2030	155	172
California GO	5.000%	8/1/2030	1,000	1,024
California GO	5.000%	8/1/2030	60	63
California GO	5.000%	8/1/2030	35	39
California GO	5.000%	9/1/2030	130	130
California GO	5.000%	9/1/2030	265	296
California GO	5.000%	9/1/2030	100	112
California GO	5.000%	9/1/2030	195	218
California GO	5.000%	10/1/2030	260	285
California GO	5.000%	10/1/2030	130	140
California GO	5.000%	10/1/2030	60	67
California GO	5.000%	10/1/2030	75	84
California GO	5.000%	11/1/2030	150	158
California GO	5.000%	11/1/2030	370	414
California GO	5.000%	12/1/2030	305	342
California GO	5.000%	3/1/2031	295	325
California GO	5.000%	4/1/2031	60	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/2031	280	315
	California GO	5.000%	4/1/2031	240	260
	California GO	5.000%	8/1/2031	100	113
	California GO	5.000%	8/1/2031	70	79
	California GO	5.000%	8/1/2031	100	113
	California GO	3.250%	9/1/2031	100	99
	California GO	5.000%	9/1/2031	25	26
	California GO	5.000%	9/1/2031	270	305
	California GO	5.000%	9/1/2031	100	113
	California GO	5.000%	9/1/2031	95	107
	California GO	5.000%	9/1/2031	300	339
	California GO	5.000%	9/1/2031	200	226
	California GO	5.000%	10/1/2031	100	109
	California GO	5.000%	11/1/2031	60	63
	California GO	5.000%	11/1/2031	1,000	1,110
	California GO	5.000%	12/1/2031	55	62
	California GO	5.000%	3/1/2032	100	113
	California GO	5.000%	4/1/2032	15	17
	California GO	5.000%	4/1/2032	55	59
	California GO	5.000%	8/1/2032	35	35
	California GO	5.000%	8/1/2032	110	114
	California GO	5.000%	8/1/2032	300	341
[1]	California GO	5.250%	8/1/2032	305	346
	California GO	2.500%	9/1/2032	140	130
	California GO	5.000%	9/1/2032	125	125
	California GO	5.000%	9/1/2032	100	102
	California GO	5.000%	9/1/2032	30	34
	California GO	5.000%	9/1/2032	260	296
	California GO	5.000%	9/1/2032	800	910
	California GO	5.000%	9/1/2032	55	63
	California GO	5.000%	9/1/2032	20	23
	California GO	5.000%	10/1/2032	135	150
	California GO	5.000%	10/1/2032	120	134
	California GO	5.000%	11/1/2032	65	68
	California GO	5.000%	11/1/2032	40	44
	California GO	5.000%	12/1/2032	15	15
	California GO	5.000%	4/1/2033	160	171
	California GO	5.000%	4/1/2033	75	84
	California GO	5.000%	4/1/2033	15	17
	California GO	4.000%	8/1/2033	300	301
	California GO	5.000%	8/1/2033	200	204
	California GO	5.000%	8/1/2033	65	74
	California GO	3.000%	9/1/2033	135	131
	California GO	5.000%	9/1/2033	100	112
	California GO	5.000%	9/1/2033	40	46
	California GO	5.000%	9/1/2033	320	366
	California GO	5.000%	9/1/2033	405	463
	California GO	3.000%	10/1/2033	100	96
	California GO	4.000%	10/1/2033	100	104
	California GO	4.000%	11/1/2033	10	10
	California GO	4.000%	9/1/2034	150	159
	California GO	5.000%	9/1/2034	500	571
	California GO	5.000%	9/1/2034	380	434
	California GO	4.000%	10/1/2034	350	362
	California GO	5.000%	10/1/2034	250	280
	California GO	5.000%	12/1/2034	10	11
	California GO	5.000%	3/1/2035	30	32
	California GO	5.000%	3/1/2035	200	215
	California GO	5.000%	3/1/2035	195	223
	California GO	5.000%	8/1/2035	100	113
	California GO	3.000%	9/1/2035	50	46
	California GO	4.000%	9/1/2035	245	245
	California GO	4.000%	9/1/2035	500	500
	California GO	5.000%	9/1/2035	75	76
	California GO	5.000%	9/1/2035	150	166
	California GO	5.000%	9/1/2035	215	242
	California GO	4.000%	11/1/2035	40	40
	California GO	4.000%	11/1/2035	125	127
	California GO	5.000%	12/1/2035	55	59
	California GO	4.000%	3/1/2036	410	415

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	3/1/2036	60	64
California GO	5.000%	3/1/2036	175	197
California GO	5.000%	4/1/2036	275	289
California GO	4.000%	8/1/2036	40	40
California GO	4.000%	8/1/2036	100	102
California GO	5.000%	8/1/2036	50	51
California GO	5.000%	8/1/2036	80	89
California GO	3.000%	9/1/2036	35	31
California GO	4.000%	9/1/2036	50	50
California GO	4.000%	9/1/2036	100	99
California GO	5.000%	9/1/2036	35	36
California GO	5.000%	9/1/2036	70	76
California GO	5.000%	9/1/2036	500	544
California GO	3.000%	10/1/2036	50	45
California GO	4.000%	10/1/2036	275	275
California GO	5.000%	10/1/2036	400	438
California GO	5.000%	11/1/2036	125	133
California GO	4.000%	3/1/2037	150	151
California GO	5.000%	4/1/2037	55	58
California GO	4.000%	8/1/2037	25	25
California GO	5.000%	8/1/2037	65	67
California GO	5.000%	8/1/2037	250	276
California GO	4.000%	9/1/2037	240	236
California GO	5.000%	9/1/2037	15	16
California GO	3.000%	10/1/2037	440	391
California GO	4.000%	10/1/2037	200	201
California GO	5.000%	10/1/2037	125	134
California GO	4.000%	11/1/2037	230	231
California GO	5.000%	11/1/2037	125	135
California GO	4.000%	3/1/2038	15	15
California GO	5.000%	8/1/2038	15	15
California GO	5.000%	8/1/2039	250	270
California GO	5.000%	9/1/2039	150	160
California GO	5.000%	9/1/2039	205	221
California GO	4.000%	10/1/2039	500	484
California GO	4.000%	10/1/2039	205	201
California GO	5.000%	11/1/2039	40	41
California GO	4.000%	11/1/2040	30	29
California GO	5.000%	9/1/2041	80	83
California GO	5.000%	9/1/2041	100	106
California GO	4.000%	10/1/2041	30	29
California GO	5.000%	10/1/2041	80	83
California GO	5.000%	3/1/2042	400	424
California GO	4.000%	4/1/2042	180	170
California GO	5.000%	4/1/2042	100	101
California GO	5.000%	9/1/2042	60	63
California GO	5.000%	10/1/2042	20	20
California GO	5.000%	10/1/2042	465	487
California GO	5.000%	11/1/2042	260	272
California GO	4.000%	2/1/2043	50	46
California GO	4.000%	4/1/2043	10	9
California GO	4.000%	9/1/2043	450	424
California GO	4.000%	9/1/2043	125	116
California GO	5.000%	9/1/2043	220	229
California GO	5.000%	9/1/2043	380	399
California GO	2.375%	12/1/2043	405	278
California GO	3.000%	12/1/2043	25	20
California GO	4.000%	8/1/2044	400	368
California GO	5.250%	8/1/2044	85	91
California GO	4.000%	10/1/2044	85	77
California GO	4.000%	3/1/2045	55	50
California GO	4.125%	3/1/2045	65	61
California GO	5.000%	3/1/2045	500	521
California GO	5.000%	4/1/2045	30	31
California GO, Prere.	5.000%	3/1/2030	5	6
California GO, Prere.	5.000%	3/1/2030	5	6
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	300	303
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/2029	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	290	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2025	405	405
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/2026	210	210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	170	174
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	70	72
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	15	16
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	220	239
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	130	145
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	130	146
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	175	197
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	110	124
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	420	469
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	70	75
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	150	160
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	110	116
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	25	26
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	30	31
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	65	67
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	90	93
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	115	121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	265	292
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	135	151
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	130	147
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	225	255
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	140	159
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	15	15
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	200	228
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	55	56
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	200	222
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	200	219
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	30	32
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	50	54
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	300	261
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	55	57
	California State University College & University Revenue	5.000%	11/1/2025	45	45
	California State University College & University Revenue	5.000%	11/1/2026	50	50
	California State University College & University Revenue	5.000%	11/1/2026	170	173
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2027	10	10
	California State University College & University Revenue	5.000%	11/1/2028	20	21
	California State University College & University Revenue	5.000%	11/1/2029	65	66
[2]	California State University College & University Revenue	5.000%	11/1/2029	300	333
[2]	California State University College & University Revenue	5.000%	11/1/2030	350	395
	California State University College & University Revenue	5.000%	11/1/2031	65	65
	California State University College & University Revenue	5.000%	11/1/2031	180	187
	California State University College & University Revenue	5.000%	11/1/2032	145	150
[2]	California State University College & University Revenue	5.000%	11/1/2034	230	267
[2]	California State University College & University Revenue	5.000%	11/1/2037	300	336
	California State University College & University Revenue	5.000%	11/1/2041	100	101
[2]	California State University College & University Revenue	5.000%	11/1/2041	300	320
	California State University College & University Revenue	5.000%	11/1/2042	100	101
	California State University College & University Revenue	4.000%	11/1/2043	30	27
	California State University College & University Revenue	5.000%	11/1/2043	370	370
[2]	California State University College & University Revenue	5.000%	11/1/2044	475	493
	California State University College & University Revenue PUT	3.125%	11/1/2026	75	75
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	250	251
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	300	300
	Chino Basin Regional Financing Authority Lease Revenue, ETM	4.000%	11/1/2025	580	582
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	75	31
	Coast Community College District GO	0.000%	8/1/2043	200	83
	Coast Community College District GO, Prere.	4.000%	8/15/2025	85	85
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	110	56
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	810	849
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	105	109
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2033	95	95
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	40	41
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	100	114
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	400	402
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	225	230
	El Camino Community College District Foundation GO	0.000%	8/1/2038	500	285
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	320	291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	145	139
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	100	113
	Fremont Union High School District GO	4.000%	8/1/2040	35	32
[3]	Hayward Unified School District GO	4.000%	8/1/2043	115	102
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	155	156
	Los Angeles CA Community College District GO	5.000%	8/1/2025	15	15
	Los Angeles CA Community College District GO	5.000%	8/1/2025	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/2027	50	53
	Los Angeles CA Community College District GO	5.000%	8/1/2032	195	226
	Los Angeles CA Community College District GO	4.000%	8/1/2037	25	25
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	85
	Los Angeles CA Unified School District COP	5.000%	10/1/2033	5	6
	Los Angeles CA Unified School District COP	5.000%	10/1/2034	120	134
	Los Angeles CA Unified School District COP	5.000%	10/1/2035	120	133
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	10	11
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	205
	Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	180	205
	Los Angeles CA Unified School District GO	5.000%	7/1/2026	100	103
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	410	437
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/2029	250	276
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	100	102
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	495	556
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	295	293
	Los Angeles CA Unified School District GO	4.000%	7/1/2031	25	26
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	100	115
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	10	10
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	320	370
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	100	113
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	205	201
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	30	29
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	15	15
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	273
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	136
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	225	242
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	100	107
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	175	185
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	300	306
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	750	765
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	370	333
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	100	104
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	125	128
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	100	112
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	250	268
	Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	10	12
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	40	41
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	275	290
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	40	43
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	55	62
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	15	17
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	10	10
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	175	193
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	15	15
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	60	65
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	50	52
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5	5
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	75	77
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	175	189
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	200	203
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	40	41
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	200	206
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	95	96
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	55	56
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	495	503
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	130	121
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	10	9
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	30	33
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	85	92
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	35	37
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	255	267
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	220	229
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	110	114
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	190	193
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	200	206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	25	25
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	290	305
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	30	33
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	25	27
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	35	38
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	175
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	95	104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	35	39
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	170	188
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	145	160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5	6
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	15	17
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	20	22
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	120	134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	155	172
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	210	229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20	20
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	205	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	60	63
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	10	10
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	390	408
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	85	87
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	185	190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	195	199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	480	472
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	145	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	65	66
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	340	341
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	200	202
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	300	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	115	116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	200	221
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	15	17
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	110	113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	40	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	365	384
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	195	199
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	15	15
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	160	165
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	70	69
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	86
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	225	228
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	35	36
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	60
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	250	246
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	140	142
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	435	446
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	20	20
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	205	205
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	200	199
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	580	571
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/2026	250	249
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/2028	250	253
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/2028	220	239
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2034	100	116
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/2037	85	96
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/2039	90	95
	Mount San Antonio Community College District GO	5.875%	8/1/2028	30	33
	Mount San Antonio Community College District GO	5.000%	8/1/2044	30	31
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/2043	75	72
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	250	228
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	15	14
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	200	111
	Orange County Water District Water Revenue	4.000%	8/15/2041	60	56
	Palo Alto Unified School District GO	3.250%	8/1/2042	125	106
	Peralta Community College District GO	4.000%	8/1/2039	415	415
	Poway Unified School District GO	0.000%	8/1/2034	420	305
	Poway Unified School District GO	0.000%	8/1/2037	300	185
	Poway Unified School District GO	0.000%	8/1/2040	390	200
[1]	Rialto Unified School District GO	0.000%	8/1/2036	300	184
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	100	119
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	50	60
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	110	42
	Riverside Unified School District GO	4.000%	8/1/2042	250	228
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	100	101
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	325	325
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	65	68
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	55	57
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	225	239
	San Diego CA Unified School District GO	4.000%	7/1/2029	70	71
	San Diego CA Unified School District GO	0.000%	7/1/2030	115	99
	San Diego CA Unified School District GO	5.000%	7/1/2034	150	174
	San Diego CA Unified School District GO	0.000%	7/1/2035	75	52
	San Diego CA Unified School District GO	0.000%	7/1/2038	450	266
	San Diego CA Unified School District GO	0.000%	7/1/2041	100	49
	San Diego CA Unified School District GO	5.000%	7/1/2041	300	334
	San Diego CA Unified School District GO	3.125%	7/1/2042	15	12
	San Diego CA Unified School District GO	5.000%	7/1/2042	55	60
	San Diego CA Unified School District GO	5.000%	7/1/2043	175	184
	San Diego CA Unified School District GO	4.000%	7/1/2044	80	73
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/2040	150	149
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	20	20
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	50	56
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	100	100
	San Diego County Water Authority Water Revenue	4.000%	5/1/2033	105	110
	San Diego County Water Authority Water Revenue	4.000%	5/1/2034	150	156
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	250	250
	San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	20	20
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	35	36
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2025	185	185
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	50	51
	San Dieguito Union High School District GO	4.000%	2/1/2040	550	550
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2034	500	500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	50	50
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	20	13
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	50	46
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	150	135
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	80	83
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	200	212
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	285	294
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	200	228
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	200	230
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	200	230
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	40	45
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	250	242
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	100	112
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	40	41
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	50	55
[5]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	160	103
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	150	155
	San Juan Unified School District GO	3.000%	8/1/2026	85	86
[5]	San Mateo County Community College District GO	0.000%	9/1/2032	50	40
[5]	San Mateo County Community College District GO	0.000%	9/1/2036	100	66
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	60	55
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	285	290
[4]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/2041	80	81
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	60	30
	Santa Clara County CA GO	3.375%	8/1/2037	25	23
	Santa Clara County CA GO	3.500%	8/1/2038	15	13
	Santa Clara County CA GO	3.250%	8/1/2039	60	52
	Santa Clara Unified School District GO	3.250%	7/1/2044	105	84
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	140	143
	Santa Clara Valley Water District (Water Utility System Improvement Projects) COP	4.000%	6/1/2026	335	339
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	245	250
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	5	5
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	15	16
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	100	100
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	70	74
	Southwestern Community College District GO, Prere.	5.000%	8/1/2025	40	40
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	530	537
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	620	270
	University of California College & University Revenue	5.000%	5/15/2026	70	71
	University of California College & University Revenue	5.000%	5/15/2027	75	79
	University of California College & University Revenue	5.000%	5/15/2028	385	402
	University of California College & University Revenue	5.000%	5/15/2028	250	268
	University of California College & University Revenue	5.000%	5/15/2029	20	21
	University of California College & University Revenue	5.000%	5/15/2029	55	60
	University of California College & University Revenue	5.000%	5/15/2029	250	274
	University of California College & University Revenue	5.000%	5/15/2029	210	230
	University of California College & University Revenue	5.000%	5/15/2030	535	597
	University of California College & University Revenue	5.000%	5/15/2031	150	169
	University of California College & University Revenue	5.000%	5/15/2032	65	67
	University of California College & University Revenue	5.000%	5/15/2032	250	284
	University of California College & University Revenue	5.000%	5/15/2033	450	513
	University of California College & University Revenue	5.000%	5/15/2033	200	228
	University of California College & University Revenue	5.000%	5/15/2033	400	456
	University of California College & University Revenue	5.000%	5/15/2034	100	113
	University of California College & University Revenue	5.000%	5/15/2034	375	428
	University of California College & University Revenue	5.000%	5/15/2034	250	286
	University of California College & University Revenue	5.000%	5/15/2035	205	228
	University of California College & University Revenue	5.000%	5/15/2035	150	169
	University of California College & University Revenue	5.000%	5/15/2035	150	169
	University of California College & University Revenue	5.000%	5/15/2035	400	455
	University of California College & University Revenue	5.000%	5/15/2037	25	26
	University of California College & University Revenue	5.000%	5/15/2037	35	38
	University of California College & University Revenue	5.000%	5/15/2037	100	110
	University of California College & University Revenue	5.000%	5/15/2037	225	247
	University of California College & University Revenue	5.000%	5/15/2037	400	443
	University of California College & University Revenue	5.000%	5/15/2037	120	133
	University of California College & University Revenue	5.000%	5/15/2037	250	277
	University of California College & University Revenue	5.000%	5/15/2038	65	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2038	90	97
	University of California College & University Revenue	5.000%	5/15/2038	450	491
	University of California College & University Revenue	5.000%	5/15/2039	575	617
	University of California College & University Revenue	5.000%	5/15/2039	250	270
	University of California College & University Revenue	5.000%	5/15/2039	250	270
	University of California College & University Revenue	5.000%	5/15/2040	110	117
	University of California College & University Revenue	5.000%	5/15/2040	15	16
	University of California College & University Revenue	5.000%	5/15/2041	25	26
	University of California College & University Revenue	5.000%	5/15/2041	250	265
	University of California College & University Revenue	5.000%	5/15/2042	25	26
	University of California College & University Revenue	5.000%	5/15/2042	5	5
	University of California College & University Revenue	5.250%	5/15/2042	350	354
	University of California College & University Revenue	5.000%	5/15/2043	80	82
	University of California College & University Revenue	5.000%	5/15/2043	140	145
	University of California College & University Revenue	5.000%	5/15/2043	315	327
	University of California College & University Revenue	4.000%	5/15/2045	60	54
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	250	250
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	470	473
	Ventura County Community College District GO	3.125%	8/1/2031	60	60
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	208
	William S Hart Union High School District GO	0.000%	8/1/2033	50	38
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	85	59
	William S Hart Union High School District GO	3.500%	8/1/2038	190	176
					103,983
Colorado (1.0%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2030	505	518
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/2031	195	200
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2040	100	100
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/2026	195	202
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	130	140
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2041	100	100
	Colorado COP	5.000%	12/15/2030	55	59
	Colorado COP	5.000%	12/15/2031	155	171
	Colorado COP	5.000%	12/15/2031	70	78
	Colorado COP	5.000%	12/15/2033	95	104
	Colorado COP	4.000%	12/15/2035	105	105
	Colorado COP	3.000%	12/15/2036	130	115
	Colorado COP	4.000%	12/15/2036	60	59
	Colorado COP	4.000%	12/15/2037	25	24
	Colorado COP	4.000%	12/15/2037	40	39
	Colorado COP	5.000%	3/15/2038	100	102
	Colorado COP	4.000%	12/15/2038	135	129
	Colorado COP	6.000%	12/15/2038	25	28
	Colorado COP	4.000%	12/15/2039	75	71
	Colorado COP	6.000%	12/15/2039	250	282
	Colorado COP	4.000%	12/15/2040	25	23
	Colorado COP	6.000%	12/15/2040	240	269
	Colorado COP	4.000%	3/15/2044	110	97
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/2025	155	156
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	115	116
	Denver City & County School District No. 1 GO	4.000%	12/1/2026	90	90
	Denver City & County School District No. 1 GO	5.000%	12/1/2037	50	51
	Denver City & County School District No. 1 GO	5.250%	12/1/2038	500	554
	Denver City & County School District No. 1 GO	3.000%	12/1/2043	200	153
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2025	190	191
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2032	100	102
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	40	37
	Denver CO City & County GO	5.000%	8/1/2028	75	81
	Denver CO City & County GO	5.000%	8/1/2029	230	252
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/2044	190	190
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	5.000%	8/1/2041	120	121
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2028	100	108
[5]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2030	15	13
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2027	500	472
[5]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/2028	50	46
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	10	7
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2028	95	103
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	180	198
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/2029	80	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	60	63
University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	30	31
Weld County School District No. RE-2 Eaton GO	5.000%	12/1/2044	100	101
				6,339
Connecticut (2.7%)
Connecticut GO	5.000%	9/15/2025	275	276
Connecticut GO	5.000%	11/15/2025	150	151
Connecticut GO	4.000%	1/15/2026	75	75
Connecticut GO	5.000%	1/15/2026	70	71
Connecticut GO	5.000%	4/15/2026	265	270
Connecticut GO	5.000%	11/15/2026	220	227
Connecticut GO	5.000%	11/15/2026	170	176
Connecticut GO	5.000%	12/1/2026	155	160
Connecticut GO	4.000%	1/15/2027	65	66
Connecticut GO	5.000%	1/15/2027	80	83
Connecticut GO	5.000%	3/15/2027	150	156
Connecticut GO	5.000%	4/15/2027	120	125
Connecticut GO	5.000%	6/15/2027	100	105
Connecticut GO	5.000%	11/15/2027	535	565
Connecticut GO	5.000%	11/15/2027	200	211
Connecticut GO	4.000%	1/15/2028	185	191
Connecticut GO	4.000%	1/15/2028	45	47
Connecticut GO	4.000%	1/15/2029	100	105
Connecticut GO	4.000%	1/15/2029	115	120
Connecticut GO	5.000%	1/15/2029	100	108
Connecticut GO	4.000%	1/15/2030	190	201
Connecticut GO	4.000%	1/15/2030	275	291
Connecticut GO	5.000%	3/15/2030	150	165
Connecticut GO	5.000%	11/15/2030	60	67
Connecticut GO	4.000%	1/15/2031	50	53
Connecticut GO	4.000%	1/15/2031	345	366
Connecticut GO	5.000%	1/15/2031	140	153
Connecticut GO	5.000%	3/15/2031	150	167
Connecticut GO	3.500%	4/15/2031	35	35
Connecticut GO	5.000%	4/15/2031	590	635
Connecticut GO	5.000%	9/15/2031	190	213
Connecticut GO	4.000%	1/15/2032	35	37
Connecticut GO	5.000%	3/15/2032	250	281
Connecticut GO	5.000%	4/15/2032	575	615
Connecticut GO	5.000%	6/15/2032	50	50
Connecticut GO	3.000%	10/15/2032	70	68
Connecticut GO	5.000%	11/15/2032	25	28
Connecticut GO	4.000%	1/15/2033	325	340
Connecticut GO	4.000%	1/15/2033	25	26
Connecticut GO	5.000%	1/15/2033	165	186
Connecticut GO	5.000%	3/15/2033	150	169
Connecticut GO	5.000%	4/15/2033	40	43
Connecticut GO	3.000%	1/15/2034	55	51
Connecticut GO	4.000%	6/15/2034	25	25
Connecticut GO	5.000%	11/15/2034	200	227
Connecticut GO	4.000%	3/15/2035	30	30
Connecticut GO	5.000%	6/15/2035	70	70
Connecticut GO	4.000%	1/15/2036	40	41
Connecticut GO	5.000%	3/15/2036	100	112
Connecticut GO	3.000%	1/15/2037	130	113
Connecticut GO	4.000%	1/15/2037	250	251
Connecticut GO	4.000%	4/15/2037	65	64
Connecticut GO	5.000%	1/15/2038	400	433
Connecticut GO	2.000%	1/15/2041	40	25
Connecticut GO	5.000%	11/15/2041	100	104
Connecticut GO	5.000%	3/15/2042	100	105
Connecticut GO	3.000%	11/15/2042	140	109
Connecticut GO	5.000%	3/15/2045	100	103
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2025	65	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2025	135	135
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	525	537
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2026	800	819
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2027	180	188
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2027	250	262
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2027	65	68
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2028	110	116
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	145	155
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2028	170	182
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/2028	405	416
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2029	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2029	75	80
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2030	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	15	17
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	300	332
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2030	110	122
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	200	223
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	280	313
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2031	175	195
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	230	259
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2032	200	225
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	110	121
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2034	60	64
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	85	95
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	8/1/2035	170	170
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/2035	100	100
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/2035	130	128
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/2035	85	92
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	95	98
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	100	101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	115	127
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2036	135	147
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	185	192
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	180	181
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	425	463
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	120	125
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2038	75	77
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2039	225	219
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	20	21
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	250	267
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/2043	135	142
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	108
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	50	57
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/2041	45	41
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/2/2035	250	282
[1]	New Haven CT GO	5.000%	8/1/2032	160	178
					18,053
Delaware (0.1%)
	Delaware GO	5.000%	1/1/2027	110	114
	Delaware GO	5.000%	1/1/2028	210	223
	Delaware GO	5.000%	3/1/2029	130	142
	Delaware GO	5.000%	3/1/2031	200	224
	Delaware GO	5.000%	3/1/2032	100	113
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2030	50	56
					872
District of Columbia (1.9%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2034	315	334
	District of Columbia College & University Revenue	5.000%	4/1/2033	50	51
	District of Columbia College & University Revenue	5.000%	4/3/2035	300	323
	District of Columbia GO	5.000%	10/15/2025	100	101
	District of Columbia GO	5.000%	6/1/2026	175	179
	District of Columbia GO	5.000%	12/1/2026	230	238
	District of Columbia GO	5.000%	12/1/2027	310	328
	District of Columbia GO	5.000%	12/1/2028	110	119
	District of Columbia GO	5.000%	6/1/2029	370	404
	District of Columbia GO	5.000%	10/15/2029	165	179
	District of Columbia GO	5.000%	12/1/2029	95	104
	District of Columbia GO	5.000%	6/1/2030	255	282
	District of Columbia GO	5.000%	8/1/2030	200	222
	District of Columbia GO	5.000%	10/15/2030	70	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	10/15/2031	45	48
	District of Columbia GO	5.000%	12/1/2032	160	181
	District of Columbia GO	5.000%	6/1/2033	45	46
	District of Columbia GO	5.000%	8/1/2033	55	62
	District of Columbia GO	5.000%	6/1/2034	230	236
	District of Columbia GO	5.000%	8/1/2034	200	226
	District of Columbia GO	5.000%	10/15/2034	140	148
	District of Columbia GO	5.000%	2/1/2035	160	172
	District of Columbia GO	5.000%	6/1/2036	90	92
	District of Columbia GO	4.000%	6/1/2037	10	10
	District of Columbia GO	5.000%	8/1/2037	50	55
	District of Columbia GO	5.000%	1/1/2038	200	214
	District of Columbia GO	5.000%	8/1/2038	50	54
	District of Columbia GO	5.000%	10/15/2038	20	21
	District of Columbia GO	5.000%	8/1/2039	50	54
	District of Columbia GO	5.000%	1/1/2040	150	157
	District of Columbia GO	4.000%	6/1/2041	45	41
	District of Columbia GO	5.000%	1/1/2043	50	51
	District of Columbia GO	5.000%	10/15/2044	315	317
	District of Columbia Income Tax Revenue	5.000%	10/1/2026	115	118
	District of Columbia Income Tax Revenue	5.000%	10/1/2027	100	105
	District of Columbia Income Tax Revenue	5.000%	6/1/2028	250	267
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	240	259
	District of Columbia Income Tax Revenue	5.000%	3/1/2029	200	217
	District of Columbia Income Tax Revenue	5.000%	10/1/2029	125	137
	District of Columbia Income Tax Revenue	5.000%	12/1/2029	100	110
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	55	62
	District of Columbia Income Tax Revenue	5.000%	10/1/2031	130	146
	District of Columbia Income Tax Revenue	5.000%	3/1/2032	75	81
	District of Columbia Income Tax Revenue	5.000%	7/1/2032	55	62
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	350	374
	District of Columbia Income Tax Revenue	5.000%	12/1/2033	45	50
	District of Columbia Income Tax Revenue	5.000%	3/1/2035	165	174
	District of Columbia Income Tax Revenue	5.000%	3/1/2036	300	314
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	300	334
	District of Columbia Income Tax Revenue	4.000%	3/1/2037	165	162
	District of Columbia Income Tax Revenue	5.000%	3/1/2037	50	52
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	20	22
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	85	91
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	140	147
	District of Columbia Income Tax Revenue	4.000%	3/1/2040	75	70
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	105	110
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	465	480
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	250	261
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	25	26
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	50	50
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	67
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2034	60	68
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2035	200	224
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	250	267
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	55	55
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	85	41
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	135	118
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	250	262
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2031	80	89
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2033	230	251
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2034	260	266
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	125	132
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	150	148
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2039	400	389
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	100	103
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2043	155	117
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	95	85
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	95	97
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	165	167
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	290	293
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	180	180
					12,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (2.9%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	65	59
	Broward County FL School District COP	5.000%	7/1/2030	50	55
	Broward County FL School District COP	5.000%	7/1/2031	65	71
	Broward County FL School District COP	5.000%	7/1/2032	455	492
	Broward County FL School District COP	5.000%	7/1/2033	355	381
	Broward County FL School District COP	5.000%	7/1/2034	50	53
	Broward County FL School District COP	5.000%	7/1/2035	95	103
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2042	185	172
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	175	178
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2027	65	68
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2028	505	540
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2030	190	191
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2031	75	84
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	85	92
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	100	113
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/2036	50	46
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	150	149
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	100	98
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	70	68
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	35	34
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	80	81
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	85	80
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	165	161
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2040	55	52
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	125	116
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	100	100
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	205	208
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	440	446
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	50	51
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	400	405
[1]	Duval County Public Schools COP	5.000%	7/1/2028	185	197
[1]	Duval County Public Schools COP	5.000%	7/1/2032	175	189
[1]	Duval County Public Schools COP	5.000%	7/1/2033	125	134
[1]	Duval County Public Schools COP	5.000%	7/1/2034	50	53
	Florida Department of Management Services COP	5.000%	11/1/2027	100	106
	Florida Department of Management Services COP	5.000%	11/1/2028	200	216
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2034	100	113
	Florida GO	5.000%	6/1/2027	50	52
	Florida GO	5.000%	6/1/2028	50	54
	Florida GO	5.000%	6/1/2029	250	273
	Florida GO	5.000%	6/1/2032	55	62
	Florida GO	5.000%	6/1/2033	690	787
	Florida GO	5.000%	6/1/2036	75	86
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2025	495	497
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2026	245	248
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	500	512
	Florida Keys Aqueduct Authority Water Revenue, ETM	5.000%	9/1/2025	200	200
	Florida Lottery Revenue	5.000%	7/1/2028	325	348
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2029	35	36
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	50	44
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	300	302
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	190	199
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	125	131
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	335	366
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2030	100	111
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	80	89
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	105	109
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	175	197
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2036	10	11
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2037	95	104
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	550	535
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	500	501
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	145	151
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2041	70	72
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	102
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	100	102
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	335	293
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2026	175	176
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2037	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL GO	5.000%	7/1/2037	120	121
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2044	315	121
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2034	435	445
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	150	142
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2038	110	104
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	255	258
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2044	30	27
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2026	270	271
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2027	330	348
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2032	125	141
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	100	99
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2038	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	95	81
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	35	34
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	560	455
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2042	250	228
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	65	49
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	280	248
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	90	80
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2044	95	84
	Miami-Dade County School Board COP	5.000%	2/1/2028	190	192
	Miami-Dade County School Board COP	5.000%	2/1/2029	70	71
	Miami-Dade County School Board COP	5.000%	2/1/2030	25	25
	Miami-Dade County School Board COP	5.000%	5/1/2030	105	115
	Miami-Dade County School Board COP	5.000%	2/1/2031	60	61
	Miami-Dade County School Board COP	5.000%	5/1/2031	200	220
	Miami-Dade County School Board COP	5.000%	5/1/2032	45	50
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	300	267
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/2040	125	125
	Orange County School Board COP	5.000%	8/1/2032	25	28
	Orange County School Board COP	5.000%	8/1/2033	195	218
	Orange County School Board COP, Prere.	5.000%	8/1/2026	385	394
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	100	111
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	130	141
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	220	236
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2025	350	351
	Palm Beach County School District COP	5.000%	8/1/2027	160	168
	Palm Beach County School District COP	5.000%	8/1/2028	80	86
	Palm Beach County School District COP	5.000%	8/1/2031	105	105
	Palm Beach County School District COP	5.000%	8/1/2034	215	229
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	90	80
	South Florida Water Management District COP	5.000%	10/1/2034	115	116
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	200	214
[5]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	120	134
					19,624
Georgia (1.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2037	10	10
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2030	200	221
	Atlanta GA GO	5.000%	12/1/2040	35	37
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2025	50	50
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2031	200	224
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	200	227
[3]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2041	15	16
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	345	284
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	350	357
[1]	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	55	55
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2041	175	182
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	35	23
	Georgia GO	5.000%	8/1/2025	660	660
	Georgia GO	5.000%	2/1/2026	70	71
	Georgia GO	3.000%	1/1/2027	35	35
	Georgia GO	4.000%	1/1/2027	205	210
	Georgia GO	5.000%	7/1/2027	320	336
	Georgia GO	5.000%	8/1/2027	330	347
	Georgia GO	5.000%	12/1/2027	200	207
	Georgia GO	4.000%	1/1/2028	65	67
	Georgia GO	5.000%	1/1/2028	70	73
	Georgia GO	4.000%	7/1/2028	130	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/2028	235	252
	Georgia GO	5.000%	7/1/2028	270	290
	Georgia GO	5.000%	7/1/2028	275	295
	Georgia GO	5.000%	7/1/2028	135	142
	Georgia GO	4.000%	1/1/2029	65	66
	Georgia GO	5.000%	2/1/2029	55	57
	Georgia GO	4.000%	7/1/2029	15	16
	Georgia GO	5.000%	7/1/2029	200	209
	Georgia GO	5.000%	7/1/2029	70	75
	Georgia GO	5.000%	7/1/2030	230	240
	Georgia GO	5.000%	7/1/2032	50	57
	Georgia GO	2.500%	2/1/2033	100	93
	Georgia GO	5.000%	7/1/2033	15	17
	Georgia GO	4.000%	7/1/2035	90	92
	Georgia GO	4.000%	8/1/2035	175	178
	Georgia GO	3.250%	7/1/2037	30	28
	Georgia GO	4.000%	7/1/2040	200	196
	Georgia GO	4.000%	7/1/2042	15	14
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/2044	55	50
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/2028	325	332
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	165	179
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	50	48
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2026	145	148
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2027	55	58
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	180	196
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2031	340	372
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2032	60	65
	Gwinnett County School District GO	5.000%	8/1/2025	70	70
	Gwinnett County School District GO	5.000%	8/1/2026	180	185
	Gwinnett County School District GO	5.000%	2/1/2030	800	885
	Gwinnett County School District GO	5.000%	2/1/2039	105	109
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2033	125	142
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	110	112
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	290	316
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2029	210	229
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2030	230	254
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	155	174
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	180	202
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	150	164
	Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/2038	100	101
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2041	430	394
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	190	201
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/2026	100	101
					11,232
Hawaii (0.8%)
	Hawaii GO	5.000%	8/1/2026	15	15
	Hawaii GO	5.000%	1/1/2027	75	78
	Hawaii GO	5.000%	5/1/2027	115	120
	Hawaii GO	5.000%	10/1/2027	165	169
	Hawaii GO	5.000%	10/1/2027	55	57
	Hawaii GO	5.000%	1/1/2028	495	524
	Hawaii GO	5.000%	10/1/2028	130	133
	Hawaii GO	4.000%	4/1/2030	60	61
	Hawaii GO	4.000%	4/1/2031	75	76
	Hawaii GO	4.000%	10/1/2031	55	55
	Hawaii GO	3.000%	4/1/2032	425	413
	Hawaii GO	5.000%	1/1/2033	75	78
	Hawaii GO	5.000%	1/1/2036	195	201
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	370	375
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2026	140	144
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	135	140
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	55	57
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2027	355	373
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2028	195	207
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	735	797
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	70	76
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/2029	100	107
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	250	276
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2030	75	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	210	230
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2031	25	28
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	70	79
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	30	34
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	200	221
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	15	16
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	135	124
					5,347
Idaho (0.3%)
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2026	145	149
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2026	120	122
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2027	460	481
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2028	180	193
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2029	150	164
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	250	283
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	245	278
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	465	528
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2034	100	114
					2,312
Illinois (5.3%)
	Chicago IL GO	5.000%	1/1/2030	200	210
	Chicago IL GO	5.000%	1/1/2033	400	421
	Chicago IL GO	5.000%	1/1/2034	100	103
	Chicago IL GO	4.000%	1/1/2035	75	72
	Chicago IL GO	5.500%	1/1/2035	150	155
	Chicago IL GO	5.000%	1/1/2039	250	250
	Chicago IL GO	5.000%	1/1/2040	450	444
	Chicago IL GO	5.500%	1/1/2041	100	103
	Chicago IL GO	5.000%	1/1/2042	100	97
	Chicago IL GO	5.000%	1/1/2043	40	38
	Chicago IL GO	5.000%	1/1/2044	150	141
	Chicago IL GO	5.000%	1/1/2044	270	256
	Chicago IL GO	5.000%	1/1/2045	160	150
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2032	55	61
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2042	150	151
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	250	277
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	45	49
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2035	90	96
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	100	106
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	160	169
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	140	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	125	126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	400	431
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	350	383
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	80	81
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	160	171
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	340	340
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	140	142
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	65	65
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	95	96
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	65	67
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	475	480
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	145	149
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	25	25
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	135	136
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	105	108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	100	100
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2042	285	266
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	480	413
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	30	30
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	150	151
	Cook County IL GO	5.000%	11/15/2025	75	75
	Cook County IL GO	5.000%	11/15/2028	55	59
	Cook County IL GO	5.000%	11/15/2029	240	262
	Cook County IL GO	5.000%	11/15/2030	300	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cook County IL GO	5.000%	11/15/2031	145	148
	Cook County IL GO	5.000%	11/15/2032	150	162
	Cook County IL Sales Tax Revenue	4.000%	11/15/2039	75	69
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	100	92
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	70	71
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/2031	80	85
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2033	10	10
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	50	45
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2031	115	127
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	100	111
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	215	238
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	135	150
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	75	83
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/2025	140	141
	Illinois Finance Authority Water Revenue	4.000%	7/1/2037	265	261
	Illinois GO	5.000%	10/1/2025	40	40
	Illinois GO	5.000%	11/1/2025	120	121
	Illinois GO	5.000%	11/1/2025	35	35
	Illinois GO	5.000%	12/1/2025	75	76
	Illinois GO	5.000%	2/1/2026	100	101
	Illinois GO	5.000%	2/1/2026	445	450
	Illinois GO	5.000%	3/1/2026	85	86
	Illinois GO	5.500%	5/1/2026	5	5
	Illinois GO	5.000%	7/1/2026	70	71
	Illinois GO	3.250%	11/1/2026	210	211
	Illinois GO	5.000%	11/1/2026	85	87
	Illinois GO	5.000%	2/1/2027	585	603
	Illinois GO	5.000%	2/1/2027	205	211
	Illinois GO	5.000%	3/1/2027	105	108
	Illinois GO	5.000%	3/1/2027	75	78
	Illinois GO	5.000%	5/1/2027	100	104
	Illinois GO	5.000%	7/1/2027	55	57
	Illinois GO	5.000%	2/1/2028	15	15
	Illinois GO	5.000%	2/1/2028	165	173
	Illinois GO	5.000%	3/1/2028	100	105
	Illinois GO	5.000%	3/1/2028	275	289
	Illinois GO	5.000%	5/1/2028	70	74
	Illinois GO	5.000%	7/1/2028	45	48
	Illinois GO	5.000%	10/1/2028	60	63
	Illinois GO	5.000%	11/1/2028	155	162
	Illinois GO	5.000%	2/1/2029	50	51
	Illinois GO	5.000%	2/1/2029	260	277
	Illinois GO	5.000%	5/1/2029	45	48
	Illinois GO	5.000%	7/1/2029	175	187
	Illinois GO	5.000%	10/1/2029	100	107
	Illinois GO	5.000%	11/1/2029	400	416
	Illinois GO	5.000%	12/1/2029	75	81
[1]	Illinois GO	4.000%	2/1/2030	15	15
	Illinois GO	5.000%	2/1/2030	455	490
	Illinois GO	5.000%	3/1/2030	35	38
	Illinois GO	5.000%	5/1/2030	215	232
	Illinois GO	5.000%	5/1/2030	100	108
	Illinois GO	5.500%	5/1/2030	65	69
	Illinois GO	5.000%	10/1/2030	50	53
	Illinois GO	5.000%	10/1/2030	25	26
[1]	Illinois GO	4.000%	2/1/2031	85	85
	Illinois GO	5.000%	3/1/2031	100	108
	Illinois GO	5.000%	3/1/2031	25	27
	Illinois GO	5.000%	3/1/2031	115	125
	Illinois GO	5.000%	5/1/2031	180	195
	Illinois GO	5.000%	7/1/2031	95	103
	Illinois GO	5.000%	12/1/2031	80	87
	Illinois GO	5.000%	2/1/2032	25	27
	Illinois GO	5.000%	3/1/2032	65	71
	Illinois GO	5.000%	7/1/2032	470	512
	Illinois GO	5.000%	12/1/2032	125	136
	Illinois GO	5.000%	5/1/2033	250	270
	Illinois GO	5.000%	5/1/2033	680	741
	Illinois GO	5.000%	10/1/2033	100	104
	Illinois GO	5.000%	2/1/2034	205	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	3/1/2034	170	180
	Illinois GO	5.000%	7/1/2035	115	122
	Illinois GO	5.250%	10/1/2035	280	301
	Illinois GO	5.000%	12/1/2035	25	27
	Illinois GO	5.000%	2/1/2036	135	144
	Illinois GO	5.000%	5/1/2036	45	47
	Illinois GO	5.000%	7/1/2036	395	416
	Illinois GO	5.250%	10/1/2036	15	16
	Illinois GO	5.000%	12/1/2036	100	106
	Illinois GO	5.250%	3/1/2037	80	85
	Illinois GO	5.000%	5/1/2037	30	31
	Illinois GO	5.000%	5/1/2037	100	106
	Illinois GO	4.000%	7/1/2037	100	94
	Illinois GO	4.000%	3/1/2038	200	186
	Illinois GO	5.250%	3/1/2038	95	100
	Illinois GO	5.250%	5/1/2038	400	420
	Illinois GO	5.000%	12/1/2038	605	629
	Illinois GO	5.000%	2/1/2039	20	21
	Illinois GO	4.000%	3/1/2039	100	91
	Illinois GO	5.500%	5/1/2039	170	177
	Illinois GO	4.000%	3/1/2040	35	31
	Illinois GO	5.000%	5/1/2040	105	108
	Illinois GO	4.000%	10/1/2040	70	63
	Illinois GO	4.250%	12/1/2040	25	23
	Illinois GO	5.000%	1/1/2041	250	246
	Illinois GO	5.000%	5/1/2041	470	478
	Illinois GO	4.000%	10/1/2041	15	13
	Illinois GO	4.000%	10/1/2041	60	53
	Illinois GO	5.500%	3/1/2042	55	57
	Illinois GO	4.000%	10/1/2043	450	384
	Illinois GO	5.250%	5/1/2044	150	152
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2027	150	150
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2030	120	120
	Illinois Sales Tax Revenue	5.000%	6/15/2030	195	212
	Illinois Sales Tax Revenue	5.000%	6/15/2033	80	89
	Illinois Sales Tax Revenue	5.000%	6/15/2034	50	55
	Illinois Sales Tax Revenue	5.000%	6/15/2035	200	218
	Illinois Sales Tax Revenue	5.000%	6/15/2037	90	96
	Illinois Sales Tax Revenue	5.000%	6/15/2038	75	79
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	90	91
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2026	250	253
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	65	67
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2027	295	306
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	175	185
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	235	248
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2029	330	356
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	70	77
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/2031	200	200
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	70	70
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	235	236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	810	810
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	265	266
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	50	50
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	535	534
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	350	350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	30	31
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	130	132
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	520	482
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	690	691
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	340	342
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	65	68
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	70	62
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	60	60
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	320	327
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	645	645
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	140	113
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2034	40	28
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2034	215	145
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	345	202
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	40	22

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	400	212
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2040	455	216
[1,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	100	48
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2026	230	233
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2029	55	57
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2030	105	89
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2044	300	112
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	30	13
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2027	225	232
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2029	665	683
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	280	287
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	100	112
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2032	15	17
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	130	137
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	75	67
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2029	75	82
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2031	85	93
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2026	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2027	300	308
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2028	200	210
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	45	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	25	26
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	25	26
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	175	165
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2039	250	232
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	50	46
					35,728
Indiana (0.4%)
	Allen County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2044	150	134
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2040	80	83
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2029	70	75
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	25	27
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2031	100	110
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2033	205	225
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2034	135	138
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/2035	110	119
	Indiana Finance Authority Lease Revenue	5.000%	12/1/2025	140	141
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	80	82
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2028	385	412
	Indiana Finance Authority Lease Revenue	5.000%	6/1/2029	135	147
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	50	51
	Indiana Finance Authority Water Revenue	5.000%	2/1/2027	85	87
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	50	51
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	200	202
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	100	92
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	150	152
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	100	103
	Indiana University College & University Revenue	5.000%	6/1/2034	95	108
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	50	47
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	95	98
[3]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	100	104
					2,788
Iowa (0.2%)
	Iowa Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	195	220
	Iowa Finance Authority Water Revenue	5.000%	8/1/2027	30	32
	Iowa Finance Authority Water Revenue	5.000%	8/1/2028	50	52
	Iowa Finance Authority Water Revenue	5.000%	8/1/2029	90	94
	Iowa Finance Authority Water Revenue	5.000%	8/1/2030	300	312
	Iowa Finance Authority Water Revenue	5.000%	8/1/2034	135	151
	Iowa Finance Authority Water Revenue	5.000%	8/1/2035	110	122
	Iowa Finance Authority Water Revenue	5.000%	8/1/2036	10	11
	Iowa Special Obligation Revenue	5.000%	6/1/2034	295	312
					1,306
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	85	86
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	245	252
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2028	100	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	25	25
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	100	111
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2032	115	130
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	135	153
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2033	115	115
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2035	135	151
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/2026	225	229
					1,359
Kentucky (0.5%)
[5]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	125	115
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/2039	100	112
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/2043	100	111
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2026	180	186
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/2028	100	103
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2029	205	224
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	100	103
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	100	102
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	130	145
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	110	120
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2039	100	106
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2041	100	104
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2044	1,000	1,016
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2036	140	153
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2037	100	109
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2038	100	107
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	105	84
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/2041	55	57
					3,057
Louisiana (0.5%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	415	367
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/2042	145	129
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2045	50	44
	Louisiana GO	5.000%	8/1/2028	50	51
	Louisiana GO	5.000%	9/1/2030	205	228
	Louisiana GO	5.000%	2/1/2031	550	613
	Louisiana GO	5.000%	9/1/2031	100	112
	Louisiana GO	5.000%	6/1/2044	400	413
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/2035	105	107
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	170	171
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/2026	750	764
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	370	358
					3,357
Maryland (2.4%)
	Baltimore MD Water Revenue	5.000%	7/1/2044	50	50
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/2025	220	220
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2026	285	293
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2026	285	293
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2028	25	25
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	60	63
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/2029	10	10
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2030	295	308
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/2030	45	45
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2031	40	44
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/2031	25	25
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/2032	105	102
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	65	59
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2034	110	102
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/2034	170	183
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	560	442
	Maryland GO	5.000%	8/1/2025	30	30
	Maryland GO	5.000%	8/1/2025	2,000	2,000
	Maryland GO	5.000%	3/1/2026	115	117
	Maryland GO	5.000%	3/15/2026	140	142
	Maryland GO	5.000%	8/1/2026	230	236
	Maryland GO	5.000%	8/1/2026	710	728
	Maryland GO	5.000%	8/1/2026	50	51
	Maryland GO	5.000%	8/1/2026	105	108
	Maryland GO	5.000%	3/15/2027	515	537

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	3.000%	8/1/2027	90	90
Maryland GO	4.000%	3/1/2028	50	52
Maryland GO	5.000%	3/15/2028	190	203
Maryland GO	5.000%	3/15/2028	265	283
Maryland GO	5.000%	6/1/2028	100	107
Maryland GO	4.000%	8/1/2028	145	151
Maryland GO	5.000%	8/1/2028	160	172
Maryland GO	5.000%	8/1/2028	230	247
Maryland GO	5.000%	3/15/2029	165	175
Maryland GO	5.000%	6/1/2029	250	273
Maryland GO	5.000%	6/1/2029	175	191
Maryland GO	4.000%	8/1/2029	175	185
Maryland GO	5.000%	8/1/2029	65	71
Maryland GO	5.000%	8/1/2029	355	390
Maryland GO	5.000%	3/1/2030	165	183
Maryland GO	5.000%	3/15/2030	60	63
Maryland GO	5.000%	3/15/2030	410	443
Maryland GO	5.000%	6/1/2030	235	261
Maryland GO	5.000%	8/1/2030	165	179
Maryland GO	5.000%	3/1/2031	50	56
Maryland GO	5.000%	3/15/2031	70	75
Maryland GO	5.000%	3/15/2031	125	132
Maryland GO	3.000%	6/1/2031	20	20
Maryland GO	5.000%	6/1/2031	200	224
Maryland GO	5.000%	8/1/2031	125	138
Maryland GO	5.000%	3/1/2032	25	28
Maryland GO	5.000%	3/15/2032	165	180
Maryland GO	5.000%	6/1/2032	100	113
Maryland GO	5.000%	3/1/2033	315	347
Maryland GO	5.000%	6/1/2033	275	308
Maryland GO	5.000%	8/1/2033	200	221
Maryland GO	5.000%	8/1/2033	125	136
Maryland GO	5.000%	3/1/2034	105	115
Maryland GO	5.000%	3/15/2034	280	314
Maryland GO	5.000%	6/1/2034	200	221
Maryland GO	5.000%	6/1/2034	200	228
Maryland GO	5.000%	8/1/2034	10	11
Maryland GO	5.000%	3/1/2035	380	411
Maryland GO	5.000%	3/15/2035	70	78
Maryland GO	5.000%	6/1/2035	150	164
Maryland GO	4.000%	8/1/2035	15	15
Maryland GO	5.000%	6/1/2036	455	503
Maryland GO	4.000%	8/1/2036	55	55
Maryland GO	5.000%	3/15/2037	550	596
Maryland GO	5.000%	6/1/2037	70	75
Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	255	258
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2038	150	162
Montgomery County MD GO	5.000%	10/1/2026	50	52
Montgomery County MD GO	5.000%	12/1/2029	120	132
Montgomery County MD GO	5.000%	12/1/2032	225	255
Montgomery County MD GO	5.000%	12/1/2035	30	34
Prince George's County MD GO	5.000%	9/15/2026	300	308
Prince George's County MD GO	5.000%	7/15/2027	145	152
Prince George's County MD GO	3.000%	9/15/2028	45	45
Prince George's County MD GO	5.000%	7/15/2031	75	80
				16,174
Massachusetts (3.8%)
Commonwealth of Massachusetts GO	5.000%	9/1/2025	500	501
Commonwealth of Massachusetts GO	5.000%	10/1/2025	160	161
Commonwealth of Massachusetts GO	3.000%	12/1/2025	75	75
Commonwealth of Massachusetts GO	5.000%	1/1/2026	75	76
Commonwealth of Massachusetts GO	5.000%	4/1/2026	155	158
Commonwealth of Massachusetts GO	5.000%	7/1/2026	95	97
Commonwealth of Massachusetts GO	5.000%	7/1/2026	130	133
Commonwealth of Massachusetts GO	5.000%	10/1/2026	60	62
Commonwealth of Massachusetts GO	5.000%	11/1/2026	50	52
Commonwealth of Massachusetts GO	5.000%	9/1/2027	100	105
Commonwealth of Massachusetts GO	5.000%	9/1/2027	120	127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	10/1/2027	465	491
Commonwealth of Massachusetts GO	5.000%	7/1/2028	125	128
Commonwealth of Massachusetts GO	5.000%	7/1/2028	50	54
Commonwealth of Massachusetts GO	5.000%	11/1/2028	120	130
Commonwealth of Massachusetts GO	5.000%	11/1/2028	115	124
Commonwealth of Massachusetts GO	5.000%	7/1/2029	60	61
Commonwealth of Massachusetts GO	5.000%	9/1/2029	215	237
Commonwealth of Massachusetts GO	5.000%	7/1/2030	55	61
Commonwealth of Massachusetts GO	5.000%	7/1/2030	60	67
Commonwealth of Massachusetts GO	5.000%	9/1/2030	305	341
Commonwealth of Massachusetts GO	5.000%	10/1/2030	400	447
Commonwealth of Massachusetts GO	5.000%	12/1/2030	250	280
Commonwealth of Massachusetts GO	5.000%	1/1/2031	60	64
Commonwealth of Massachusetts GO	5.000%	9/1/2031	745	840
Commonwealth of Massachusetts GO	5.000%	10/1/2031	160	180
Commonwealth of Massachusetts GO	5.000%	11/1/2031	130	147
Commonwealth of Massachusetts GO	5.000%	12/1/2031	100	113
Commonwealth of Massachusetts GO	5.000%	3/1/2032	700	789
Commonwealth of Massachusetts GO	5.000%	7/1/2032	80	87
Commonwealth of Massachusetts GO	5.000%	10/1/2032	55	62
Commonwealth of Massachusetts GO	5.000%	11/1/2032	225	255
Commonwealth of Massachusetts GO	4.000%	4/1/2033	20	20
Commonwealth of Massachusetts GO	5.000%	5/1/2033	50	57
Commonwealth of Massachusetts GO	5.000%	7/1/2033	90	91
Commonwealth of Massachusetts GO	5.000%	7/1/2033	200	227
Commonwealth of Massachusetts GO	5.000%	10/1/2033	75	84
Commonwealth of Massachusetts GO	3.000%	11/1/2033	310	299
Commonwealth of Massachusetts GO	4.000%	2/1/2034	55	57
Commonwealth of Massachusetts GO	5.000%	5/1/2034	80	90
Commonwealth of Massachusetts GO	3.000%	9/1/2034	35	33
Commonwealth of Massachusetts GO	4.000%	9/1/2034	550	551
Commonwealth of Massachusetts GO	5.000%	10/1/2034	115	129
Commonwealth of Massachusetts GO	5.000%	5/1/2035	295	326
Commonwealth of Massachusetts GO	5.000%	5/1/2035	200	224
Commonwealth of Massachusetts GO	3.000%	7/1/2035	100	93
Commonwealth of Massachusetts GO	5.000%	10/1/2035	40	44
Commonwealth of Massachusetts GO	5.000%	10/1/2035	35	38
Commonwealth of Massachusetts GO	3.000%	11/1/2035	120	112
Commonwealth of Massachusetts GO	5.000%	2/1/2036	65	66
Commonwealth of Massachusetts GO	3.000%	3/1/2036	120	111
Commonwealth of Massachusetts GO	5.000%	5/1/2036	200	221
Commonwealth of Massachusetts GO	4.000%	9/1/2036	150	149
Commonwealth of Massachusetts GO	4.000%	11/1/2036	55	55
Commonwealth of Massachusetts GO	5.000%	12/1/2036	100	101
Commonwealth of Massachusetts GO	5.000%	4/1/2037	200	204
Commonwealth of Massachusetts GO	5.000%	9/1/2037	45	47
Commonwealth of Massachusetts GO	5.000%	5/1/2038	15	16
Commonwealth of Massachusetts GO	4.000%	10/1/2038	40	39
Commonwealth of Massachusetts GO	3.000%	11/1/2038	130	112
Commonwealth of Massachusetts GO	5.000%	11/1/2038	50	54
Commonwealth of Massachusetts GO	5.000%	12/1/2038	570	576
Commonwealth of Massachusetts GO	5.000%	4/1/2039	200	217
Commonwealth of Massachusetts GO	5.000%	6/1/2039	200	217
Commonwealth of Massachusetts GO	3.000%	7/1/2039	90	77
Commonwealth of Massachusetts GO	4.000%	9/1/2039	150	145
Commonwealth of Massachusetts GO	3.000%	11/1/2039	110	93
Commonwealth of Massachusetts GO	5.000%	1/1/2040	190	201
Commonwealth of Massachusetts GO	3.500%	2/1/2040	20	18
Commonwealth of Massachusetts GO	2.000%	3/1/2040	70	48
Commonwealth of Massachusetts GO	5.000%	5/1/2040	50	51
Commonwealth of Massachusetts GO	5.000%	7/1/2040	200	200
Commonwealth of Massachusetts GO	5.000%	7/1/2040	400	414
Commonwealth of Massachusetts GO	3.250%	9/1/2040	265	230
Commonwealth of Massachusetts GO	5.000%	11/1/2040	260	276
Commonwealth of Massachusetts GO	5.000%	12/1/2040	250	266
Commonwealth of Massachusetts GO	4.000%	2/1/2041	55	52
Commonwealth of Massachusetts GO	2.000%	3/1/2041	25	17
Commonwealth of Massachusetts GO	3.000%	4/1/2041	215	174
Commonwealth of Massachusetts GO	5.000%	5/1/2041	500	512
Commonwealth of Massachusetts GO	5.000%	5/1/2041	200	210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	10/1/2041	100	104
	Commonwealth of Massachusetts GO	5.000%	5/1/2042	215	224
	Commonwealth of Massachusetts GO	4.000%	9/1/2042	220	203
	Commonwealth of Massachusetts GO	3.000%	11/1/2042	30	24
	Commonwealth of Massachusetts GO	5.000%	11/1/2042	200	208
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	350	365
	Commonwealth of Massachusetts GO	2.500%	3/1/2043	85	59
	Commonwealth of Massachusetts GO	5.000%	5/1/2043	45	46
	Commonwealth of Massachusetts GO	5.000%	11/1/2043	50	52
	Commonwealth of Massachusetts GO	5.250%	1/1/2044	15	15
	Commonwealth of Massachusetts GO	3.000%	4/1/2044	155	117
	Commonwealth of Massachusetts GO	5.000%	5/1/2044	130	131
	Commonwealth of Massachusetts GO	4.000%	2/1/2045	60	53
	Commonwealth of Massachusetts GO	5.000%	4/1/2045	200	206
	Commonwealth of Massachusetts GO	4.000%	5/1/2045	385	342
	Commonwealth of Massachusetts GO	5.000%	5/1/2045	50	51
	Commonwealth of Massachusetts GO	4.000%	7/1/2045	30	27
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2026	500	506
[5]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/2030	55	61
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.500%	6/1/2042	25	21
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2045	25	23
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2026	125	127
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2027	200	205
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	35	36
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	150	167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2034	645	752
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2035	140	138
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	255	274
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	45	48
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	10	10
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	150	158
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2044	190	173
[5]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/2028	205	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2033	160	162
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2034	40	41
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2035	60	68
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	100	104
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/2036	145	142
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	225	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	145	158
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	200	220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2042	250	256
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	285	257
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	590	660
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/2035	70	76
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/1/2035	125	142
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	380	427
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2026	175	175
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2027	105	105
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/2028	75	75
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2033	150	153
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/2035	330	328
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2039	590	596
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	175	160
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	175	176
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/2045	55	50
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2033	275	292
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/2034	115	122
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2026	105	108
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/2029	65	72
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	110	112
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2030	55	57
	Massachusetts Water Resources Authority Water Revenue	3.000%	8/1/2042	185	142
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2040	115	115
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/2042	45	46
					25,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan (1.1%)
[1,6]	Detroit City School District GO	5.250%	5/1/2030	55	61
[1,6]	Detroit City School District GO	5.250%	5/1/2032	35	39
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2026	135	138
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2031	400	445
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	45	51
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	135	151
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	180	199
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	25	27
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	85	86
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2028	15	15
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2030	50	51
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2033	200	225
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	220	247
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	100	101
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	30	32
[3]	Gwinn Area Community School District GO	3.000%	5/1/2026	185	185
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	310	311
	Michigan Appropriations Revenue GAN	5.000%	3/15/2027	360	375
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2043	500	500
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2031	455	466
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	180	184
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2037	250	273
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	225	227
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2028	60	60
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2029	225	226
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2031	75	75
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2033	115	116
	Michigan State University College & University Revenue	5.000%	8/15/2040	75	75
	Michigan State University College & University Revenue	4.000%	2/15/2044	385	343
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2030	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2031	235	260
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2032	125	139
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2033	65	71
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2034	260	284
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2035	50	54
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	300	296
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2036	40	42
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	95	92
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	15	14
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	70	65
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	400	354
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2033	120	137
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	30	32
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	150	157
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	100	103
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2040	165	165
					7,588
Minnesota (0.7%)
	Metropolitan Council GAN GO	5.000%	12/1/2029	250	275
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2028	120	124
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	235	242
	Minnesota (State Office Building Project) COP	5.000%	11/1/2037	50	54
	Minnesota (State Office Building Project) COP	5.000%	11/1/2040	30	31
	Minnesota Appropriations Revenue	5.000%	3/1/2027	205	213
	Minnesota Appropriations Revenue	5.000%	3/1/2030	25	27
	Minnesota GO	5.000%	8/1/2025	155	155
	Minnesota GO	5.000%	10/1/2025	500	502
	Minnesota GO	5.000%	8/1/2026	155	159
	Minnesota GO	5.000%	8/1/2026	185	190
	Minnesota GO	5.000%	8/1/2028	150	161
	Minnesota GO	5.000%	8/1/2028	125	134
	Minnesota GO	5.000%	10/1/2028	305	322
	Minnesota GO	5.000%	9/1/2029	25	27
	Minnesota GO	5.000%	8/1/2030	50	56
	Minnesota GO	5.000%	9/1/2030	80	89
	Minnesota GO	5.000%	8/1/2031	25	28
	Minnesota GO	5.000%	9/1/2031	65	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/2032	85	97
	Minnesota GO	5.000%	9/1/2032	50	56
	Minnesota GO	5.000%	8/1/2033	190	217
	Minnesota GO	5.000%	8/1/2038	250	272
	Minnesota GO	5.000%	8/1/2040	10	11
	Minnesota GO	5.000%	8/1/2041	240	255
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2031	165	185
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2032	265	300
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2033	275	313
	St. Louis County MN GO	3.000%	12/1/2026	80	80
					4,648
Mississippi (0.3%)
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	50	55
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	100	94
	Mississippi GO	5.000%	10/1/2026	100	100
	Mississippi GO	5.000%	10/1/2028	305	321
	Mississippi GO, Prere.	5.000%	10/1/2025	105	106
	Mississippi GO, Prere.	5.000%	11/1/2026	450	464
	Mississippi GO, Prere.	5.000%	10/1/2027	640	674
					1,814
Missouri (0.3%)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	155	161
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/2032	130	147
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2038	100	108
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2040	115	117
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2031	250	280
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/2034	55	55
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/2035	150	170
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	860	960
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	140	160
					2,158
Nebraska (0.2%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/2040	45	41
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2030	120	130
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2031	175	188
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	530	588
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	250	267
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	170	171
					1,385
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	405	414
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2026	50	51
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	260	283
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	70	75
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	95	96
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	390	421
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	180	169
	Clark County NV GO	5.000%	11/1/2026	250	258
	Clark County NV GO	5.000%	11/1/2028	15	15
	Clark County NV GO	5.000%	6/1/2038	60	62
	Clark County NV GO	5.000%	6/1/2043	520	525
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2026	95	97
	Clark County School District GO	5.000%	6/15/2026	845	862
	Las Vegas Valley Water District GO	5.000%	6/1/2035	100	112
	Las Vegas Valley Water District GO	5.000%	6/1/2037	240	262
	Las Vegas Valley Water District GO	5.000%	6/1/2041	75	75
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2026	60	61
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2027	150	153
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2030	235	244
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/2031	265	274
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	250	251
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	75	77
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	305	308
					5,145
New Hampshire (0.0%)
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	5.000%	8/15/2032	200	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey (4.2%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/2026	30	30
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	275	284
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	60	60
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	15	15
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	55	58
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2025	190	191
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2027	105	108
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	150	140
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	355	354
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2043	400	401
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2041	250	265
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	270	299
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	400	448
	New Jersey GO	5.000%	6/1/2028	475	508
	New Jersey GO	5.000%	6/1/2029	500	546
	New Jersey GO	4.000%	6/1/2030	410	434
	New Jersey GO	4.000%	6/1/2031	450	477
	New Jersey GO	3.000%	6/1/2032	100	97
	New Jersey GO	4.000%	6/1/2032	350	371
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2025	250	252
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2026	100	102
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	370	356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	470	452
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	195	182
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	250	264
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	375	383
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	45	41
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	60	54
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	335	304
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	375	404
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	125	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	145	158
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	270	238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	340	298
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	245	250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	260	286
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	345	291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	40	34
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	300	305
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	190	210
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	30	33
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	530	428
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	375	303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	425	433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2031	185	199
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	250	274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2032	240	266
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,360	1,055
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	245	258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2033	135	150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2033	55	40
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	75	81
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	25	27
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	485	339
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	130	135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2035	180	193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2036	25	24
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	15	9
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	200	211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	45	26
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	280	162
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	900	488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	350	321
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	180	86
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	400	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	125	131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2033	135	149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	110	121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	75	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	90	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2036	285	278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	495	525
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	100	106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	395	412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	125	129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	105	109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2041	150	156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	405	411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	110	99
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	130	135
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	100	85
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	100	92
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	70	61
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	90	90
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	545	547
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	225	250
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	225	249
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	100	110
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	180	197
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	150	159
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	795	835
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	535	572
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	200	189
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	200	208
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	200	210
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	240	246
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2031	100	111
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	15	16
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	85	88
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	100	101
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2032	40	31
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	100	54
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	525	266
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	50	51
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	60	61
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	310	321
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	125	135
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	100	109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	435	481
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	250	279
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	100	111
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	600	673
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	150	169
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	15	15
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	80	89
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	150	132
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2040	415	421
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	260	238
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	20	21
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	100	104
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2043	100	90
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	200	207
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	220	227
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	195	200
	Parsippany-Troy Hills Township NJ GO	3.000%	9/15/2026	75	75
					27,984
New Mexico (0.4%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2027	175	183
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2028	150	161

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	150	160
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2029	95	104
New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/2030	160	178
New Mexico GO	5.000%	3/1/2032	90	101
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2026	340	348
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2027	160	168
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2028	125	134
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	645	703
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2029	105	114
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	17
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2030	15	17
New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/2031	100	111
				2,499
New York (22.9%)
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	30	31
Battery Park City Authority Miscellaneous Revenue	4.000%	11/1/2044	200	179
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	85	86
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	55	61
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	120	133
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	110	122
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	50	52
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	40	44
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	135	147
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	100	108
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	125	134
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	50	50
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	1,000	1,002
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	385	386
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	135	136
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	170	176
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	100	106
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	75	75
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	158
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	100	103
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	40	39
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	210	216
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	130	126
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	200	208
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	120	123
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	115	125
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	220	210
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	50	51
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2039	75	81
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	155	128
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2040	15	15
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	165	151
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	85	86
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	70	71
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	95	96
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	450	456
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	70	63
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	275	243
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	50	50
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	535	538
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	60	53
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	355	312
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	85	86
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/2025	165	166
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	30	34
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	30	31
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	230	248
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	210	203
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	235	244
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	250	257
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	220	180
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	200	159
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	180	183
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	5	5
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	430	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	210	188
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	20	17
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	320	284
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	120	123
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	255	261
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	75	75
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	30	30
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	55	55
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	370	324
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	90	90
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2029	140	124
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2032	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	55	56
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	340	354
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	455	479
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	655	684
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	110	122
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	95	101
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/2025	50	50
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	80	77
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	80	77
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2028	80	82
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	1,495	1,515
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	75	80
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	270	272
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	205	209
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	3.000%	11/15/2028	105	105
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	205	173
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2025	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	70	74
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	40	42
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	20	21
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	275	283
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	160	170
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	215	187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	245	252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	450	461
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2030	250	251
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	10	8
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2032	145	132
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	60	60
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	300	326
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	80	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	111
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	125	91
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	55	57
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	105	105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	155	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	220	228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	175	195
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	145	158
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	350	346
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	1,040	1,041
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	160	135
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	190	184
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	250	208
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	210	212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	125	132
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	225	210
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	200	205
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	160	165
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	65	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	340	309
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	115	101
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	900	787
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	30	27
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	300	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	165	144
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	375	330
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	25	25
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	80	80
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	150	151
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	95	95
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	91
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2043	100	91
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	180	191
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	115	121
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	95	105
	Nassau County NY GO	4.000%	4/1/2043	265	240
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	27
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	60	51
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	330	291
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	75	65
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2027	235	235
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	89
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	300	303
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	500	537
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	400	421
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	465	519
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	530	592
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	120	135
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	130	146
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/2032	125	126
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	65	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	410	424
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2033	200	202
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	125	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	100	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	410	469
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	200	210
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	65	69
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	150	171
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	105	120
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	170	184
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	85	94
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	55	63
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	60	67
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2036	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	220	225
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	265	266
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	11
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	350	397
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	165	145
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	275	268
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	110	114
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	230	254
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	230	236
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	50	48
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	75	77
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	300	306
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	135	144
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2038	150	171
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	100	94
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	145	141
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	100	108
	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2039	45	51
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	80	70
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	170	161
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	110	104
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	100	102
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	305
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	300	305

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	51
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	150	139
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	135	139
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	140	128
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	290	265
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	95	87
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	205	187
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2043	100	91
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	510	526
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	75	78
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	50	37
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	285	248
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	320	323
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	90	91
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	445	397
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	90	80
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	675	679
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	55	56
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	45	45
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	55	58
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	100	111
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	455	455
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	320	322
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	70	70
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	740	728
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	90	93
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2041	175	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	270	236
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	90	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	90	91
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	120	120
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	95	101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/2032	265	260
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	100	105
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	150	151
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	60	59
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	30	29
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	395	363
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2040	630	630
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	250	225
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	1,000	1,000
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	420	422
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	125	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	200	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2025	110	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	200	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2028	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	130	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	350	378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	215	236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	155	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2030	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	195	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	500	556
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	110	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	250	259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	135	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	260	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	150	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2033	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	215	215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	60	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	210	217
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	220	239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	175	177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2034	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	520	558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	275	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	295	312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	100	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2035	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	305	333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	345	345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	210	216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	85	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	250	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	500	500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	140	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	425	426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	115	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	145	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	105	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	125	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	390	350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	295	310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	130	139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	280	291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	105	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	160	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	130	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	85	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	90	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	150	128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	75	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	45	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	125	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	95	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	455	435
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	325	307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	45	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	145	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	325	343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	65	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	50	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	405	423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	25	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	30	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	60	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	300	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	60	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	500	503
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	295	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	280	296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	200	183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	145	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	145	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	115	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	175	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,000	1,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	225	174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	400	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	320	289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	520	467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	40	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	80	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	680	691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	150	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	70	62
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	100	89
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	150	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	55	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	55	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	270	237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2044	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	415	364
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/2025	75	75
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2027	630	666
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	500	540
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	205	221
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2028	205	221
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2029	100	109
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	150	167
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2030	200	222
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2031	120	134
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	250	280
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	350	392
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2031	500	560
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	300	337
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	1,080	1,215
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2032	150	169
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2033	250	281
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2034	110	124
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2035	255	287
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2036	250	274
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2036	115	126
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2037	230	247
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	155	167
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2037	1,000	1,082
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2038	50	54
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	50	53

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2038	35	37
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	250	265
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	760	809
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2039	665	708
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2039	30	32
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2040	800	844
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	85	89
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2040	325	343
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2041	225	236
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2042	250	259
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2042	465	484
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2043	250	257
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2043	225	231
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	175	180
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2043	180	185
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2044	435	446
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	50	51
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/2044	410	421
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/2045	300	307
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	345	353
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/2045	65	67
New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/2025	25	25
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	295	205
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	150	116
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	365	251
New York NY GO	5.000%	8/1/2025	180	180
New York NY GO	5.000%	8/1/2025	260	260
New York NY GO	5.000%	8/1/2025	25	25
New York NY GO	5.000%	8/1/2025	50	50
New York NY GO	5.000%	8/1/2025	275	275
New York NY GO	5.000%	8/1/2025	120	120
New York NY GO	5.000%	8/1/2025	320	320
New York NY GO	5.000%	8/1/2025	380	380
New York NY GO	5.000%	8/1/2026	100	103
New York NY GO	5.000%	9/1/2026	135	139
New York NY GO	5.000%	8/1/2027	230	242
New York NY GO	5.000%	8/1/2027	285	296
New York NY GO	5.000%	8/1/2027	250	263
New York NY GO	5.000%	8/1/2027	460	484
New York NY GO	5.000%	8/1/2027	100	105
New York NY GO	5.000%	9/1/2027	500	526
New York NY GO	5.000%	9/1/2027	150	158
New York NY GO	5.000%	8/1/2028	75	80
New York NY GO	5.000%	8/1/2028	490	526
New York NY GO	5.000%	8/1/2028	160	172
New York NY GO	5.000%	8/1/2028	165	177
New York NY GO	5.000%	8/1/2028	900	965
New York NY GO	5.000%	10/1/2028	50	54
New York NY GO	5.000%	8/1/2029	300	307
New York NY GO	5.000%	8/1/2029	365	399
New York NY GO	5.000%	8/1/2029	35	38
New York NY GO	5.000%	8/1/2029	250	270
New York NY GO	5.000%	9/1/2029	750	820
New York NY GO	5.000%	10/1/2029	70	77
New York NY GO	5.000%	8/1/2030	75	83
New York NY GO	5.000%	8/1/2030	165	183
New York NY GO	5.000%	8/1/2030	85	94
New York NY GO	5.000%	8/1/2030	85	94
New York NY GO	5.000%	8/1/2030	225	249
New York NY GO	5.250%	10/1/2030	115	121
New York NY GO	5.000%	4/1/2031	70	75
New York NY GO	5.000%	8/1/2031	100	109
New York NY GO	5.000%	8/1/2031	45	49
New York NY GO	5.000%	8/1/2031	250	278
New York NY GO	5.000%	3/1/2032	105	117
New York NY GO	5.000%	8/1/2032	75	81
New York NY GO	5.000%	8/1/2032	225	248
New York NY GO	5.000%	8/1/2032	445	497
New York NY GO	3.250%	3/1/2033	45	44
New York NY GO	5.000%	4/1/2033	100	104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2033	125	140
New York NY GO	5.000%	8/1/2033	250	280
New York NY GO	5.000%	10/1/2033	335	358
New York NY GO	5.250%	10/1/2033	15	16
New York NY GO	5.000%	4/1/2034	100	104
New York NY GO	5.000%	4/1/2034	200	216
New York NY GO	5.000%	8/1/2034	430	482
New York NY GO	5.000%	8/1/2034	250	280
New York NY GO	3.000%	10/1/2034	115	107
New York NY GO	5.000%	10/1/2034	5	5
New York NY GO	5.000%	12/1/2034	300	313
New York NY GO	5.000%	2/1/2035	250	280
New York NY GO	5.000%	4/1/2035	150	155
New York NY GO	5.000%	4/1/2035	80	87
New York NY GO	5.000%	5/1/2035	110	119
New York NY GO	5.000%	8/1/2035	90	95
New York NY GO	5.000%	8/1/2035	140	155
New York NY GO	5.000%	10/1/2035	200	216
New York NY GO	5.000%	12/1/2035	10	10
New York NY GO	5.000%	12/1/2035	80	83
New York NY GO	4.000%	3/1/2036	10	10
New York NY GO	5.000%	4/1/2036	60	65
New York NY GO	5.000%	4/1/2036	50	55
New York NY GO	4.000%	5/1/2036	45	45
New York NY GO	5.000%	8/1/2036	70	76
New York NY GO	5.000%	8/1/2036	40	42
New York NY GO	5.000%	8/1/2036	100	110
New York NY GO	5.000%	9/1/2036	115	123
New York NY GO	5.000%	10/1/2036	55	56
New York NY GO	5.000%	3/1/2037	50	53
New York NY GO	5.000%	3/1/2037	55	59
New York NY GO	5.000%	5/1/2037	80	85
New York NY GO	5.000%	8/1/2037	100	108
New York NY GO	5.000%	10/1/2037	140	143
New York NY GO	5.000%	10/1/2037	280	298
New York NY GO	3.500%	3/1/2038	275	242
New York NY GO	5.000%	3/1/2038	65	67
New York NY GO	5.250%	5/1/2038	145	155
New York NY GO	4.000%	8/1/2038	140	135
New York NY GO	5.000%	8/1/2038	100	106
New York NY GO	5.000%	9/1/2038	550	585
New York NY GO	5.000%	10/1/2038	110	112
New York NY GO	5.000%	10/1/2038	100	104
New York NY GO	5.000%	12/1/2038	600	616
New York NY GO	5.000%	3/1/2039	205	217
New York NY GO	5.000%	4/1/2039	135	143
New York NY GO	5.000%	9/1/2039	595	628
New York NY GO	5.000%	2/1/2040	500	526
New York NY GO	5.000%	4/1/2040	150	157
New York NY GO	4.000%	8/1/2040	150	141
New York NY GO	5.000%	9/1/2040	50	52
New York NY GO	4.000%	10/1/2040	120	113
New York NY GO	5.250%	10/1/2040	30	32
New York NY GO	5.000%	12/1/2040	80	82
New York NY GO	4.000%	3/1/2041	25	23
New York NY GO	4.000%	3/1/2041	50	46
New York NY GO	4.000%	4/1/2041	20	18
New York NY GO	4.000%	8/1/2041	10	9
New York NY GO	5.000%	8/1/2041	290	300
New York NY GO	5.000%	8/1/2041	20	20
New York NY GO	5.000%	9/1/2041	45	47
New York NY GO	3.000%	10/1/2041	50	39
New York NY GO	4.000%	12/1/2041	30	28
New York NY GO	5.000%	12/1/2041	500	504
New York NY GO	4.000%	3/1/2042	230	210
New York NY GO	4.000%	3/1/2042	10	9
New York NY GO	5.000%	3/1/2042	40	41
New York NY GO	4.000%	8/1/2042	150	137
New York NY GO	4.000%	8/1/2042	35	32
New York NY GO	5.000%	8/1/2042	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	3.250%	10/1/2042	530	417
	New York NY GO	5.250%	10/1/2042	110	115
	New York NY GO	5.000%	4/1/2043	95	96
	New York NY GO	5.000%	4/1/2043	150	154
	New York NY GO	5.250%	4/1/2043	400	415
	New York NY GO	5.250%	5/1/2043	75	78
	New York NY GO	5.000%	8/1/2043	55	56
	New York NY GO	5.000%	3/1/2044	100	102
	New York NY GO	4.000%	8/1/2044	530	471
	New York NY GO	5.000%	9/1/2044	150	153
	New York NY GO	3.000%	10/1/2044	70	51
	New York NY GO	5.250%	2/1/2045	500	519
	New York NY GO	4.000%	4/1/2045	30	27
	New York NY GO	5.000%	4/1/2045	285	286
	New York NY GO	5.500%	5/1/2045	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2026	65	66
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	325	331
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	100	112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	650	662
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	130	130
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	50	56
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	50	56
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	35	35
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	65	62
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	60	61
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	85	86
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	100	112
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	155	158
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	260	229
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	250	255
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	195	170
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	110	94
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	330	335
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	100	109
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	500	544
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	15	16
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	75	83
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	130	144
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	40	40
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	100
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	90	96
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	95	104
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	195	217
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	75	84
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	70
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	112
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	250	281
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	325	348
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	80	83
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	240	259
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	230	243
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	75	83
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2034	30	30
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	115	117
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	390	428
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	250	283
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	70	74
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	55	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	200	203
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	65	71
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	40	40
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	80	80
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2036	120	120
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	325	330
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	60	66
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	50	49
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	165	169
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	195	193
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	55	54
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	140	153
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	500	550
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2037	230	239
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2038	350	342
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	140	137
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	255	249
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	31
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	180	172
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	145	138
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	255	272
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	250	268
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	35	36
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	215	201
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	250	264
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	425	434
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	505	406
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	50	40
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	25	23
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	610	628
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	30	31
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	1,000	1,046
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	245	192
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	55	50
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	45	47
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	100	101
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	15	13
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	70	62
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	595	611
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	135	119
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	200	177
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	100	102
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	15	13
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	400	350
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	15	15
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2026	10	10
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	65	69
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2029	75	82
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	170	175
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	50	53
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	100	112
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	100	113
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	250	283
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2033	165	187
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2034	135	151
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	100	110
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	250	270
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	80	84
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	10	10
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	55	49
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	165	170
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	40	41
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	65	66
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	50	54
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	75	80
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	50	53
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	130	139
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2030	35	37
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	115	120
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	65	72
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2033	150	164
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	215	231
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2036	400	426
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	500	488
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	150	140
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	105	96
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	220	196
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2027	265	276
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2028	100	107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	100	111
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	50	53
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	85	85
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	135	142
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	75	79
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	210	219
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	250	257
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	125	128
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	145	152
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	150	156
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	100	102
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	350	364
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	205	212
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	100	111
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	480	491
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	210	214
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	300	318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	95	97
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	400	405
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	505
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	500	504
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10	10
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	25	22
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	65	65
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	154
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	15	15
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	50	44
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	225	226
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2025	120	120
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	150	156
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	155	174
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	160	183
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	20	22
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	175	146
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	100	101
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	20	20
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	90	95
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	500	559
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	205	213
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	50	57
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	1,030	1,063
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	185	183
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	75	82
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	100	100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	100	104
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	480	430
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	60	62
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	50	51
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	225	198
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	440	389
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	400	352
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	600	661
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	60	65
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	100	107
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	600	658
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2039	75	79
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	50	52
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	110	113
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	85	87
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2042	300	311

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	30	30
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2026	150	152
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	50	56
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	60	65
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	40	39
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	145	138
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	125	112
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	15	13
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2025	575	580
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2027	100	100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2030	250	277
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	200	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2033	240	241
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2035	360	361
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	100	111
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	70	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	100	108
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	45	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	20	19
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	250	263
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	150	141
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	85	89
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	250	250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	250	261
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	60	62
Suffolk County Water Authority Water Revenue	4.000%	6/1/2031	70	70
Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	165	165
Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	255	210
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2025	95	96
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	240	254
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	90	79
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	235	245
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	95	77
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	110	114
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	175	137
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	165	171
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	100	111
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	110	112
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	170	173
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	35	35
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	320	334
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2041	150	137
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	230	206
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	115	115
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	160	164
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2043	180	159
Triborough Bridge & Tunnel Authority Highway Revenue BAN	5.000%	11/1/2025	255	257
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2025	190	191
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2026	185	188
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	75	77
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	235	247
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	105	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	205	229
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	145	155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	215	241
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	170	179
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	70	79
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	100	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	190	213
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	235	241
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	200	224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	219
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	200	221
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	105	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	35	38
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	79
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	395	414
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	250	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	175	179
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	250	259
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	125	129
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	30	30
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	325	329
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	260	264
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	25	26
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	110	120
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/2032	295	289
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	125	126
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	100	102
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	100	98
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	280	281
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	115	125
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	15	15
					152,887
North Carolina (0.9%)
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	255	232
	Guilford County NC GO	5.000%	3/1/2035	230	263
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	70	74
	North Carolina Appropriations Revenue	5.000%	6/1/2026	55	56
	North Carolina Appropriations Revenue	5.000%	5/1/2027	340	355
	North Carolina Appropriations Revenue	4.000%	5/1/2033	75	76
	North Carolina Appropriations Revenue	4.000%	5/1/2040	200	195
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2027	175	183
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2028	630	673
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2030	50	55
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2031	120	132
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2032	40	44
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/2033	65	70
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	335	315
	North Carolina Appropriations Revenue (Build NC Programs)	2.000%	5/1/2035	50	41
	North Carolina GO	5.000%	6/1/2026	110	112
	North Carolina GO	5.000%	6/1/2029	320	350
	North Carolina GO	2.125%	6/1/2036	165	135
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2027	100	104
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2029	140	152
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2030	270	291
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2031	325	349
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2032	75	80
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2033	80	85
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2034	125	132
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/2040	60	64
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2026	25	25
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/2028	110	111
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2040	400	200
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2042	300	131
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2043	300	122
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2044	10	10
	Wake County NC GO	5.000%	4/1/2032	500	566
					5,783
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	255	255
Ohio (1.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/2042	175	155
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/2035	80	85
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	330	331
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	75	76
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	35	37
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	30	30
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	70	75
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	785	738
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2039	275	290
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/2029	250	268
	Columbus OH GO	5.000%	7/1/2026	325	333
[7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/2028	155	140
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/2030	250	257
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	55	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2043	250	227
	Ohio GO	5.000%	8/1/2025	195	195
	Ohio GO	5.000%	9/1/2025	200	200
	Ohio GO	5.000%	9/15/2025	85	85
	Ohio GO	5.000%	8/1/2027	75	79
	Ohio GO	5.000%	11/1/2027	275	291
	Ohio GO	5.000%	11/1/2032	140	158
	Ohio GO	5.000%	6/15/2034	105	120
	Ohio GO	5.000%	11/1/2035	640	729
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	275	291
	Ohio State University College & University Revenue	5.000%	12/1/2033	85	96
	Ohio State University College & University Revenue	3.000%	12/1/2044	40	30
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2030	75	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2032	80	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2033	55	57
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	55	35
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	70	40
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	130	53
	Ohio University College & University Revenue	5.000%	12/1/2044	250	251
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	135	142
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	215	224
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2038	290	301
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2044	105	106
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	165	166
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2025	140	141
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	160	165
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	440	460
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2030	320	358
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2031	175	197
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2033	100	109
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2033	220	250
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2035	100	112
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2028	35	37
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2028	145	157
	Ohio Water Development Authority Water Revenue	5.000%	6/1/2029	125	136
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2029	85	93
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2033	385	437
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	50	52
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	100	103
	Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/2032	150	165
					9,874
Oklahoma (0.6%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	3.000%	9/1/2029	90	89
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/2027	115	118
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2026	125	127
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	30	31
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2031	170	175
	Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/2033	15	15
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2035	100	111
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2038	260	276
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	100	106
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	225	239
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/2026	500	495
	Oklahoma County Independent School District No. 89 Oklahoma City GO	4.000%	7/1/2027	75	77
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2029	120	129
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	65	71
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	255	281
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/2041	20	16
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2026	280	283
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2027	140	145
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2030	85	93
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	45	46
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	210	231
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	250	263
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2042	90	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	250	256
					3,756
Oregon (0.5%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2034	55	57
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	485	295
	Deschutes Public Library District GO	3.000%	12/1/2041	15	12
	Multnomah County OR GO	5.000%	6/15/2027	100	105
	Multnomah County OR GO	5.000%	6/15/2028	40	43
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/2044	65	53
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	75	30
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/2034	257	289
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2035	150	159
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	420	442
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	110	115
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	225	232
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2039	350	339
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/2042	25	23
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	400	405
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2029	80	88
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2031	65	73
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	265	300
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	10	10
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	85	87
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	10	10
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	100	53
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	200	86
					3,306
Pennsylvania (4.2%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2028	45	48
	Allegheny County PA GO	5.000%	11/1/2029	125	128
	Commonwealth of Pennsylvania GO	5.000%	8/15/2025	1,005	1,006
	Commonwealth of Pennsylvania GO	5.000%	9/1/2025	1,170	1,172
	Commonwealth of Pennsylvania GO	5.000%	9/15/2025	200	201
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	50	51
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	260	268
	Commonwealth of Pennsylvania GO	5.000%	1/1/2027	630	653
	Commonwealth of Pennsylvania GO	5.000%	1/15/2027	175	182
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	400	421
	Commonwealth of Pennsylvania GO	5.000%	8/15/2027	145	152
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	105	108
	Commonwealth of Pennsylvania GO	5.000%	1/1/2028	330	341
	Commonwealth of Pennsylvania GO	5.000%	1/15/2028	750	776
	Commonwealth of Pennsylvania GO	5.000%	3/1/2028	270	287
	Commonwealth of Pennsylvania GO	5.000%	7/15/2028	35	38
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	25	27
	Commonwealth of Pennsylvania GO	5.000%	10/1/2028	20	22
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/2029	450	492
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/2029	110	110
	Commonwealth of Pennsylvania GO	5.000%	8/15/2029	155	170
	Commonwealth of Pennsylvania GO	5.000%	9/1/2029	25	27
	Commonwealth of Pennsylvania GO	3.000%	3/15/2030	55	55
	Commonwealth of Pennsylvania GO	5.000%	10/1/2030	370	412
	Commonwealth of Pennsylvania GO	5.000%	8/15/2032	105	105
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	370	418
	Commonwealth of Pennsylvania GO	4.000%	9/15/2032	300	302
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	150	153
	Commonwealth of Pennsylvania GO	4.000%	5/1/2033	80	82
	Commonwealth of Pennsylvania GO	4.000%	8/15/2033	75	75
	Commonwealth of Pennsylvania GO	5.000%	9/1/2033	50	57
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/2033	110	103
	Commonwealth of Pennsylvania GO	4.000%	3/15/2034	510	511
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	900	1,020
	Commonwealth of Pennsylvania GO	5.000%	9/1/2034	75	84
	Commonwealth of Pennsylvania GO	4.000%	9/15/2034	755	757
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	105	116
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/2035	205	191
	Commonwealth of Pennsylvania GO	4.000%	3/15/2035	200	200
	Commonwealth of Pennsylvania GO	4.000%	8/15/2035	55	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	130	130
	Commonwealth of Pennsylvania GO	5.000%	9/1/2036	140	152
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	140	121
	Commonwealth of Pennsylvania GO	5.000%	10/1/2036	315	339
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	500	500
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	45	34
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	15	11
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	125	89
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	85	60
	Commonwealth of Pennsylvania GO	5.000%	8/15/2039	600	641
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	130	91
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	10	10
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	90	94
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	45	30
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	205	193
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	100	93
	Commonwealth of Pennsylvania GO	5.000%	10/1/2042	50	51
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	100	91
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	135	136
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2026	100	101
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	210	217
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	105	121
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/2028	235	254
	Lehigh County IDA Industrial Revenue	3.000%	9/1/2029	690	694
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2034	65	74
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2035	55	62
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	75	69
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	225	165
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	105	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	175	180
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/2030	100	107
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	125	140
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2033	95	95
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	250	280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2034	525	590
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2034	85	85
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2035	215	238
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	125	124
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	15	15
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	30	31
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	200	195
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	540	519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	200	201
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	120	120
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/2041	155	131
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	485	443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	210	211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	305	306
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	45	35
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	150	133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	335	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	265	273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	20	21
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2044	485	422
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	25	26
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/2041	20	18
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	350	350
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2044	500	502
	Philadelphia PA GO	5.000%	8/1/2026	55	56
	Philadelphia PA GO	5.000%	8/1/2027	250	262
	Philadelphia PA GO	5.000%	8/1/2033	165	185
	Philadelphia PA GO	4.000%	8/1/2035	50	50
	Philadelphia PA GO	5.250%	8/1/2044	250	263
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	200	223
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2034	425	479
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	120	135
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	85	92
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	550	556
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	145	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia School District GO	4.000%	9/1/2043	485	439
[1]	Philadelphia School District GO	3.000%	9/1/2044	80	60
[5]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2028	215	196
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2032	175	197
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2033	105	118
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/2034	125	127
	School District of Philadelphia GO	5.000%	9/1/2025	100	100
[3]	School District of Philadelphia GO	5.000%	9/1/2025	10	10
	School District of Philadelphia GO	5.000%	9/1/2026	800	820
[5]	School District of Philadelphia GO	5.000%	6/1/2034	50	55
	School District of Philadelphia GO	5.000%	9/1/2044	500	491
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	85	86
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	200	203
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue (School District Philadelphia Project)	5.000%	6/1/2029	75	81
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	100	111
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/2026	390	393
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	35	35
					28,234
Rhode Island (0.3%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2026	285	291
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2027	245	250
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2028	150	153
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2029	380	387
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2030	345	351
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/2031	400	407
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/1/2029	150	157
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/1/2037	155	151
					2,147
South Carolina (0.5%)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2026	365	377
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/2028	95	102
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	350	329
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/2028	125	135
	Horry County SC School District GO	5.000%	3/1/2026	110	112
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	50	46
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	105	113
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	250	232
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	150	155
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	70	63
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	265	266
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	50	51
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	10	10
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2034	60	60
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	165	165
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2025	100	101
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2026	100	103
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2028	15	16
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2026	225	231
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2030	150	167
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2031	75	84
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	4.000%	10/1/2033	75	78
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	95	97
					3,123
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	115	116
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2035	100	112
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	200	202
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	25	25
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2026	50	51
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	140	143
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	180	186
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2027	60	63
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2028	55	56
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2029	145	157
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2029	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2030	50	55
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2031	35	37
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2032	95	98
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	7/1/2032	275	289
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2033	75	72
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2033	190	191
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/2034	25	24
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2034	400	454
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2035	105	118
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2039	90	88
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	200	210
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	160	166
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2045	15	13
					2,957
Texas (10.6%)
	Alamo Community College District GO	5.000%	2/15/2027	100	104
	Alamo Community College District GO	5.000%	2/15/2028	375	397
[8]	Aldine Independent School District GO	5.000%	2/15/2045	100	100
[8]	Allen Independent School District GO	5.000%	2/15/2026	250	253
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	100	89
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	90	80
[8]	Arlington TX Independent School District GO	5.000%	2/15/2026	175	178
[8]	Arlington TX Independent School District GO	4.000%	2/15/2045	285	258
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	205	178
	Austin Community College District GO	4.000%	8/1/2040	50	46
	Austin Independent School District GO	5.000%	8/1/2025	85	85
[8]	Austin Independent School District GO	5.000%	8/1/2036	735	809
[8]	Austin Independent School District GO	5.000%	8/1/2037	75	82
[8]	Austin Independent School District GO	5.000%	8/1/2038	195	210
[8]	Austin Independent School District GO	5.000%	8/1/2039	410	437
[8]	Austin Independent School District GO	5.000%	8/1/2040	100	105
[8]	Austin Independent School District GO	5.000%	8/1/2041	270	280
[8]	Austin Independent School District GO	5.000%	8/1/2042	5	5
[8]	Austin Independent School District GO	4.000%	8/1/2043	60	56
	Austin TX GO	5.000%	9/1/2034	50	56
[8]	Barbers Hill Independent School District GO	4.000%	2/15/2041	180	172
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	190	195
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	130	133
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	95	100
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2027	100	105
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2028	190	204
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	225	246
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2029	100	109
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2030	265	294
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	255	285
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2031	165	185
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	265	284
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	1,000	1,130
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	110	124
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2035	70	79
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	20	21
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	200	213
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	10	11
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	385	404
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	85	87
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/2044	25	20
[8]	Boerne Independent School District GO, Prere.	4.000%	2/1/2026	1,000	1,007
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	155	129
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	120	107
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	705	708
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2032	375	416
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	85	93
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	215	231
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	245	263
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	25	26
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	230	183
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	40	41
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	35	38
[8]	Clear Creek Independent School District GO	5.000%	2/15/2031	80	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,8]	Clear Creek Independent School District GO	5.000%	2/15/2035	35	39
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/2038	50	50
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	18
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	100	87
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	2/15/2045	100	102
[8]	Conroe Independent School District GO	5.000%	2/15/2037	200	217
[8]	Conroe Independent School District GO	5.000%	2/15/2038	390	420
[8]	Conroe Independent School District GO	5.000%	2/15/2039	420	449
[8]	Conroe Independent School District GO	5.000%	2/15/2039	100	106
[8]	Conroe Independent School District GO	5.000%	2/15/2043	10	10
[8]	Conroe Independent School District GO	5.000%	2/15/2044	75	76
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2026	150	152
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	105	106
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2027	150	156
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2028	50	51
[8]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2030	350	385
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	10	8
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2043	50	46
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	300	325
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2029	125	137
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2029	90	99
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2031	55	60
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	100	101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	110	111
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/2025	315	317
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2026	100	103
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2028	240	258
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	40	44
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	285	320
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	55	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	150	152
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2034	250	281
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2035	150	166
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	110	118
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	15	16
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	190	200
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	120	122
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	240	245
[8]	Dallas Independent School District GO	5.000%	2/15/2028	200	212
[8]	Dallas Independent School District GO	5.000%	2/15/2029	250	271
[8]	Dallas Independent School District GO	5.000%	2/15/2033	200	225
[8]	Dallas Independent School District GO	3.000%	2/15/2035	165	151
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2028	170	179
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2029	15	16
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2030	15	16
[8]	Dallas Independent School District GO PUT	5.000%	2/15/2031	40	44
	Dallas TX GO	5.000%	2/15/2026	225	228
	Dallas TX GO	5.000%	2/15/2028	200	212
	Dallas TX GO	5.000%	2/15/2029	155	168
	Dallas TX GO	5.000%	2/15/2031	65	72
[1]	Dallas TX GO	3.125%	2/15/2035	90	82
[1]	Dallas TX GO	3.250%	2/15/2037	115	101
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2026	70	70
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2029	150	154
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2031	180	184
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	400	348
[8]	Denton Independent School District GO	5.000%	8/15/2035	210	231
[8]	Denton Independent School District GO	5.000%	8/15/2037	125	135
[8]	Denton Independent School District GO	5.000%	8/15/2038	175	187
[8]	Denton Independent School District GO	5.000%	8/15/2043	270	277
[8]	Denton Independent School District GO PUT	4.000%	8/15/2028	100	102
[8]	Denton Independent School District GO PUT	4.000%	8/15/2030	50	52
[8]	Denton Independent School District GO, Prere.	5.000%	8/15/2025	210	210
	El Paso TX GO	4.000%	8/15/2042	200	178
	El Paso TX GO	4.000%	8/15/2044	190	167
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	50	44
[8]	Fort Bend Independent School District GO PUT	4.000%	8/1/2027	105	107
[8]	Fort Bend Independent School District GO PUT	3.800%	8/1/2028	210	214
[8]	Frisco Independent School District GO	5.000%	8/15/2036	80	83
[8]	Garland Independent School District GO	5.000%	2/15/2034	185	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Garland Independent School District GO	5.000%	2/15/2035	235	258
[8]	Garland Independent School District GO	5.000%	2/15/2036	665	723
[8]	Garland Independent School District GO	5.000%	2/15/2038	150	160
[8]	Garland Independent School District GO	5.000%	2/15/2040	30	31
[8]	Garland Independent School District GO	5.000%	2/15/2041	150	155
[8]	Garland Independent School District GO	5.000%	2/15/2042	145	149
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	115	119
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	105	108
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	75	76
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	795	797
[2,8]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2026	645	652
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	125	134
	Harris County Flood Control District GO	5.000%	10/1/2032	55	62
	Harris County Flood Control District GO	3.000%	10/1/2041	45	36
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2025	50	50
	Harris County TX Highway Revenue	5.000%	8/15/2025	180	180
	Harris County TX Highway Revenue	5.000%	8/15/2030	125	127
	Harris County TX Highway Revenue	5.000%	8/15/2031	240	244
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2029	250	273
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2032	115	120
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2033	270	300
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	175	187
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	40	40
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2026	1,040	1,071
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2028	510	546
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2030	290	318
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/2038	275	291
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2042	125	50
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/2034	435	489
[8]	Houston Independent School District GO	5.000%	2/15/2027	505	524
[8]	Houston Independent School District GO	5.000%	2/15/2028	490	509
[8]	Houston Independent School District GO	5.000%	2/15/2031	60	61
[8]	Houston Independent School District GO	5.000%	2/15/2034	135	153
	Houston Independent School District GO PUT	5.000%	7/15/2028	235	248
[8]	Houston Independent School District GO, Prere.	4.000%	2/15/2027	2,000	2,042
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	250	281
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	25	25
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2031	75	75
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	95	97
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2032	155	169
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	300	306
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	490	547
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2035	110	121
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	55	56
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2043	100	89
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	125	110
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	90	90
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/2028	15	14
	Houston TX GO	5.000%	3/1/2026	105	107
	Houston TX GO	5.000%	3/1/2027	580	588
	Houston TX GO	5.000%	3/1/2029	100	108
	Houston TX GO	5.000%	3/1/2034	160	177
	Houston TX GO	5.250%	3/1/2042	40	42
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2031	65	52
[7]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	0.000%	9/1/2032	60	45
[8]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	25	24
[8]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	350	361
[8]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2044	200	205
[8]	Irving Independent School District GO	5.000%	2/15/2043	245	251
[8]	Judson Independent School District GO	4.000%	2/1/2045	70	63
[8]	Katy Independent School District GO	4.000%	2/15/2045	250	227
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5	5
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	90	83
[8]	Leander Independent School District GO	0.000%	8/15/2035	100	65
[8]	Leander Independent School District GO	0.000%	8/15/2036	100	62
[8]	Leander Independent School District GO	5.000%	8/15/2036	1,000	1,107
[8]	Leander Independent School District GO	0.000%	8/16/2042	200	84
[8]	Leander Independent School District GO	0.000%	8/16/2043	50	20
	Lewisville Independent School District GO	5.000%	8/15/2025	150	150
[8]	Lewisville Independent School District GO	4.000%	8/15/2026	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Lewisville Independent School District GO	4.000%	8/15/2027	65	65
[8]	Lewisville Independent School District GO	5.000%	8/15/2029	360	394
[8]	Lewisville Independent School District GO	5.000%	8/15/2036	300	327
[8]	Lewisville Independent School District GO	5.000%	8/15/2039	150	158
[8]	Lewisville Independent School District GO	5.000%	8/15/2040	285	298
[8]	Lewisville Independent School District GO	4.000%	8/15/2041	70	67
[8]	Lewisville Independent School District GO	5.000%	8/15/2042	120	124
[8]	Lewisville Independent School District GO	5.000%	8/15/2043	140	144
[8]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	105	105
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	170	184
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	40	44
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	200	220
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	30	30
[8]	Mansfield Independent School District GO	4.000%	2/15/2044	200	180
[2,8]	Mesquite Independent School District GO	5.000%	8/15/2044	100	103
[8]	Midland Independent School District GO	4.000%	2/15/2041	35	33
[8]	Midland Independent School District GO	4.000%	2/15/2042	35	32
[8]	North East TX Independent School District GO	5.250%	2/1/2027	15	16
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	395	344
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2030	135	150
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2035	145	163
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2043	155	160
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	120	121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	165	167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2026	580	586
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	165	167
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	75	78
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2028	90	91
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	35	35
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	290	293
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	200	202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	20	22
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	171
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	155	156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	100	111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	425	435
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	295	327
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	45	50
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	110	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	445	484
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2037	190	168
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	210	210
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	15	15
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	230	217
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	350	360
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	140	131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	265	266
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	35	35
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	50	52
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	225	218
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	50	52
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	25	26
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2043	35	31
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	85	75
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2045	30	30
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	110	102
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2029	65	59
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	170	148
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	300	250
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	60	46
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	695	482
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	55	36
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	100	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Northside Independent School District GO PUT	3.550%	6/1/2028	175	177
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2028	145	156
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/2030	125	140
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2031	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2032	225	253
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	100	113
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2033	545	616
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2034	145	160
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2035	135	150
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2036	175	193
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	395	431
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	225	243
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	90	97
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	135	127
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2042	55	57
[8]	Plano Independent School District GO	5.000%	2/15/2031	165	182
[8]	Plano Independent School District GO	5.000%	2/15/2032	145	162
[8]	Plano Independent School District GO	5.000%	2/15/2033	250	279
	Plano Independent School District GO	5.000%	2/15/2034	35	39
	Plano Independent School District GO	5.000%	2/15/2037	55	59
	Plano Independent School District GO	5.000%	2/15/2038	20	21
	Plano Independent School District GO	5.000%	2/15/2041	150	156
	Plano Independent School District GO	5.000%	2/15/2042	105	108
	Plano Independent School District GO	5.000%	2/15/2043	55	56
[8]	Round Rock Independent School District GO	5.000%	8/1/2030	55	60
[8]	Round Rock Independent School District GO	4.000%	8/1/2032	60	62
[8]	Round Rock Independent School District GO	2.750%	8/1/2034	275	251
[8]	Round Rock Independent School District GO	4.000%	8/1/2044	150	137
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	140	125
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2026	350	355
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	435	461
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2029	155	159
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	160	163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	160	160
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	65	69
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	70	73
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2042	105	109
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	100	104
	San Antonio Water System Water Revenue	5.000%	5/15/2034	50	51
	San Antonio Water System Water Revenue	5.000%	5/15/2038	145	158
	San Jacinto Community College District GO	4.000%	2/15/2041	125	114
	Smith County TX GO	5.000%	8/15/2043	10	10
[8]	Socorro Independent School District GO	5.000%	8/15/2043	350	352
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2030	90	99
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	225	253
	Texas A&M University College & University Revenue	5.000%	5/15/2028	50	52
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2025	110	110
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2025	60	60
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2026	300	309
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2032	100	113
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/2033	275	310
	Texas GO	5.000%	10/1/2027	325	326
	Texas GO	5.000%	10/1/2028	610	657
	Texas GO	5.000%	10/1/2029	275	289
	Texas GO	5.000%	10/1/2029	35	35
	Texas GO	5.000%	10/1/2030	155	163
	Texas GO	5.000%	10/1/2031	255	256
	Texas GO	5.000%	10/1/2033	115	120
	Texas GO	4.000%	10/1/2036	50	50
	Texas GO	5.000%	10/1/2036	550	551
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	125	133
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	250	258
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	585	543
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	95	87
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	95	101
	Texas State University System College & University Revenue	5.000%	3/15/2027	200	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System College & University Revenue	5.000%	3/15/2028	155	161
	Texas State University System College & University Revenue	5.000%	3/15/2029	50	52
	Texas State University System College & University Revenue	5.000%	3/15/2031	40	41
	Texas Transportation Commission GO	5.000%	4/1/2027	110	115
	Texas Transportation Commission GO	5.000%	4/1/2029	425	461
	Texas Transportation Commission GO	5.000%	4/1/2031	105	117
	Texas Transportation Commission GO	5.000%	4/1/2033	600	673
	Texas Transportation Commission GO	5.000%	4/1/2034	385	430
	Texas Water Development Board Water Revenue	5.000%	4/15/2029	50	52
	Texas Water Development Board Water Revenue	5.000%	4/15/2030	320	342
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	100	104
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	170	172
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	205	205
	Texas Water Development Board Water Revenue	3.000%	10/15/2033	345	322
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	250	254
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	100	101
	Texas Water Development Board Water Revenue	3.000%	10/15/2034	280	256
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	80	80
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	190	192
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	400	358
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	95	95
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	240	240
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	205	205
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	60	60
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	80	80
	Texas Water Development Board Water Revenue	4.450%	10/15/2036	50	52
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	110	109
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	40	40
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	110	118
	Texas Water Development Board Water Revenue	4.000%	10/15/2038	5	5
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	20	20
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	40	41
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	95	101
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	100	81
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	140	130
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	120	120
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	215	227
	Texas Water Development Board Water Revenue	5.000%	8/1/2041	90	93
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	300	273
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	65	66
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	200	177
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	40	40
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	425	382
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	250	224
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	145	148
	University of Houston College & University Revenue	5.000%	2/15/2036	235	237
	University of Houston College & University Revenue	5.000%	2/15/2042	110	112
	Williamson County TX GO	4.000%	2/15/2026	270	272
	Williamson County TX GO	5.000%	2/15/2030	50	55
	Williamson County TX GO	5.000%	2/15/2031	160	177
[8]	Wylie Independent School District GO	3.000%	8/15/2044	50	37
[8]	Ysleta Independent School District GO, Prere.	5.000%	8/15/2025	150	150
					70,526
Utah (0.6%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	210	227
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	30	33
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	25	27
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	50	49
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	205	217
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	110	115
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	50	52
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	85	88
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	425	435
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	90	93
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	110	111
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2043	75	77
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	150	153
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2037	70	75
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2039	175	184
Utah GO	5.000%	7/1/2028	190	204
Utah GO	5.000%	7/1/2030	15	16
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	550	549
Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	160	172
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2030	295	329
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/2032	25	19
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2034	105	120
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2035	100	112
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	300	331
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	150	163
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	50	54
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	100	107
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	130	120
				4,247
Vermont (0.0%)
University of Vermont & State Agricultural College Miscellaneous Revenue	4.000%	10/1/2040	65	60
Virginia (1.7%)
Fairfax County VA GO	4.000%	10/1/2026	245	247
Fairfax County VA GO	4.000%	10/1/2027	195	197
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/2026	140	143
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	100	90
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	55	55
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/2028	115	124
University of Virginia College & University Revenue	5.000%	4/1/2038	600	611
University of Virginia College & University Revenue	5.000%	4/1/2042	65	66
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2026	240	243
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2027	160	160
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/2029	175	189
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	55	53
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	400	353
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	245	248
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	360	365
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	405	429
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2028	220	233
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2029	360	381
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2030	50	54
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	215	222
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2032	200	197
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2032	95	107
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2033	310	350
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	170	157
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	145	160
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2035	140	155
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2036	200	200
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2036	165	178
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	100	100
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	55	59
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	100	105
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	10	11
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2042	65	68
Virginia College Building Authority College & University Revenue	3.000%	9/1/2026	40	40
Virginia College Building Authority Intergovernmental Agreement Revenue	5.000%	2/1/2037	55	60
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2031	55	61
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	25	23
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	10	9
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2044	200	179
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/2027	120	125
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	55	50

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	10	9
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	95	80
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	375	382
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2036	25	25
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2029	115	125
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	165	186
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2032	135	152
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2033	60	63
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/2033	55	62
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2034	10	10
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/2036	365	372
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2030	125	138
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2031	65	73
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2025	145	145
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/2026	175	178
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/2027	135	142
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2025	165	165
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2028	75	79
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2034	225	231
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2035	125	127
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2036	155	155
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	35	35
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	30	32
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2025	190	190
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2026	95	95
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	145	152
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2028	500	500
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/2038	185	173
				11,009
Washington (4.3%)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	115	119
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2028	200	216
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2030	50	56
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2032	175	195
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2034	230	252
Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/2036	425	380
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	120	129
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	185	180
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	75	77
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/2025	35	35
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	375	377
Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/2025	245	247
Energy Northwest Nuclear Revenue	5.000%	7/1/2026	55	56
Energy Northwest Nuclear Revenue	5.000%	7/1/2028	205	209
Energy Northwest Nuclear Revenue	4.000%	7/1/2030	170	180
Energy Northwest Nuclear Revenue	5.000%	7/1/2030	140	155
Energy Northwest Nuclear Revenue	5.000%	7/1/2031	340	380
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	255	287
Energy Northwest Nuclear Revenue	5.000%	7/1/2032	70	74
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	250	259
Energy Northwest Nuclear Revenue	5.000%	7/1/2033	35	37
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	100	103
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	165	172
Energy Northwest Nuclear Revenue	5.000%	7/1/2034	60	67
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	100	110
Energy Northwest Nuclear Revenue	5.000%	7/1/2035	360	383
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	15	16
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/2036	130	138
Energy Northwest Nuclear Revenue	5.000%	7/1/2037	255	265
Energy Northwest Nuclear Revenue	5.000%	7/1/2038	120	129
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	310	321
Energy Northwest Nuclear Revenue	5.000%	7/1/2039	55	58
Energy Northwest Nuclear Revenue	5.000%	7/1/2040	160	169
Energy Northwest Nuclear Revenue	5.000%	7/1/2041	200	206
Energy Northwest Nuclear Revenue	4.000%	7/1/2042	150	139

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/2042	250	260
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/2027	200	210
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	265	271
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2026	55	56
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	55	58
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2028	65	68
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2033	100	113
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2028	380	397
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2031	250	279
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2039	335	359
Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	125	131
Franklin County School District No. 1 Pasco GO	5.500%	12/1/2040	15	16
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2036	75	77
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	205	216
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	405	426
King County School District No. 411 Issaquah GO	3.000%	12/1/2030	125	124
King County School District No. 411 Issaquah GO	4.000%	12/1/2031	70	70
King County School District No. 411 Issaquah GO	5.000%	12/1/2032	160	164
King County School District No. 414 Lake Washington GO	4.000%	12/1/2028	250	261
King County WA GO	4.000%	1/1/2026	105	106
King County WA GO	4.000%	1/1/2027	130	133
King County WA GO	5.000%	1/1/2030	105	116
King County WA GO	4.000%	7/1/2030	100	102
King County WA GO	5.000%	1/1/2032	110	123
King County WA Sewer Revenue	4.000%	7/1/2030	330	333
King County WA Sewer Revenue	5.000%	1/1/2034	150	170
King County WA Sewer Revenue	4.000%	7/1/2041	500	465
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2042	100	91
Pierce County School District No. 403 Bethel GO	5.000%	12/1/2043	30	31
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/2031	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/2031	50	56
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	15	14
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/2044	55	48
Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,125	1,134
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	35	37
Spokane County School District No. 81 Spokane GO	5.000%	12/1/2036	540	562
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	55	54
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	100	95
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/2042	100	91
University of Washington College & University Revenue	4.000%	12/1/2041	50	45
University of Washington College & University Revenue	3.125%	7/1/2042	160	126
University of Washington College & University Revenue	3.250%	7/1/2043	80	63
Washington GO	4.000%	7/1/2026	185	188
Washington GO	4.000%	7/1/2026	395	401
Washington GO	5.000%	8/1/2026	635	651
Washington GO	4.000%	7/1/2027	115	118
Washington GO	5.000%	7/1/2027	330	346
Washington GO	5.000%	7/1/2027	350	367
Washington GO	5.000%	7/1/2027	500	524
Washington GO	5.000%	7/1/2028	205	220
Washington GO	5.000%	8/1/2028	180	189
Washington GO	5.000%	8/1/2028	440	461
Washington GO	5.000%	8/1/2028	50	54
Washington GO	5.000%	7/1/2029	200	218
Washington GO	5.000%	8/1/2029	70	77
Washington GO	5.000%	7/1/2030	210	233
Washington GO	5.000%	7/1/2030	140	155
Washington GO	5.000%	8/1/2030	175	183
Washington GO	5.000%	8/1/2030	105	110
Washington GO	5.000%	8/1/2030	40	44
Washington GO	5.000%	7/1/2031	85	86
Washington GO	5.000%	7/1/2031	65	73
Washington GO	5.000%	7/1/2031	185	207
Washington GO	5.000%	8/1/2031	75	84
Washington GO	5.000%	8/1/2031	55	61
Washington GO	5.000%	7/1/2032	215	217
Washington GO	5.000%	7/1/2032	50	50
Washington GO	5.000%	8/1/2032	215	223
Washington GO	5.000%	7/1/2033	120	136
Washington GO	5.000%	8/1/2033	130	132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/2033	290	323
Washington GO	5.000%	8/1/2033	145	165
Washington GO	5.000%	2/1/2034	50	55
Washington GO	5.000%	8/1/2034	530	538
Washington GO	5.000%	8/1/2034	175	175
Washington GO	5.000%	8/1/2034	320	330
Washington GO	5.000%	8/1/2034	65	74
Washington GO	5.000%	8/1/2034	55	62
Washington GO	5.000%	8/1/2035	410	443
Washington GO	5.000%	8/1/2035	10	11
Washington GO	5.000%	8/1/2035	50	56
Washington GO	5.000%	2/1/2036	75	79
Washington GO	5.000%	2/1/2036	35	38
Washington GO	5.000%	8/1/2036	170	186
Washington GO	5.000%	8/1/2036	140	155
Washington GO	5.000%	8/1/2036	90	98
Washington GO	5.000%	7/1/2037	85	92
Washington GO	5.000%	8/1/2037	145	158
Washington GO	5.000%	8/1/2037	25	27
Washington GO	5.000%	2/1/2038	70	73
Washington GO	5.000%	2/1/2038	75	76
Washington GO	5.000%	8/1/2038	550	595
Washington GO	5.000%	8/1/2038	220	228
Washington GO	5.000%	2/1/2039	260	274
Washington GO	5.000%	2/1/2039	40	41
Washington GO	5.000%	2/1/2039	25	27
Washington GO	5.000%	2/1/2039	100	106
Washington GO	5.000%	8/1/2039	45	47
Washington GO	5.000%	8/1/2039	150	161
Washington GO	5.000%	8/1/2039	210	217
Washington GO	5.000%	8/1/2039	295	316
Washington GO	5.000%	8/1/2039	150	162
Washington GO	5.000%	2/1/2040	125	127
Washington GO	5.000%	8/1/2040	190	199
Washington GO	5.000%	8/1/2040	75	77
Washington GO	5.000%	2/1/2041	50	52
Washington GO	5.000%	2/1/2041	280	284
Washington GO	5.000%	8/1/2041	20	21
Washington GO	5.000%	2/1/2042	200	204
Washington GO	5.000%	2/1/2042	350	352
Washington GO	5.000%	2/1/2042	145	149
Washington GO	5.000%	2/1/2042	50	52
Washington GO	5.000%	8/1/2042	115	119
Washington GO	5.000%	8/1/2042	100	101
Washington GO	5.000%	2/1/2043	65	67
Washington GO	5.000%	8/1/2043	145	148
Washington GO	5.000%	8/1/2043	140	142
Washington GO	5.000%	8/1/2043	75	77
Washington GO	5.000%	8/1/2043	100	102
Washington GO	5.000%	2/1/2044	60	61
Washington GO	5.000%	2/1/2044	100	102
Washington GO	5.000%	2/1/2044	640	658
Washington GO	5.000%	2/1/2044	65	66
Washington GO	5.000%	8/1/2044	35	36
Washington GO	5.000%	2/1/2045	135	139
Whatcom County WA School District No. 501 Bellingham GO	5.000%	12/1/2039	120	127
				28,468
West Virginia (0.0%)
West Virginia GO	5.000%	12/1/2041	25	25
West Virginia GO	4.000%	6/1/2043	20	18
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	100	101
				144
Wisconsin (1.2%)
Franklin Public School District GO	4.000%	4/1/2045	225	200
Green Bay Area Public School District GO	5.000%	4/1/2027	185	193
Mount Pleasant WI Tax Allocation Tax Increment/Allocation Revenue	5.000%	4/1/2043	100	101
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2041	150	150
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2026	1,000	1,018
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/2027	300	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/2027	160	167
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2028	100	105
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2029	165	181
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2030	125	139
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	50	57
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/2032	50	57
	Wisconsin Environmental Improvement Fund Water Revenue	5.000%	6/1/2033	560	630
	Wisconsin GO	5.000%	11/1/2025	185	186
	Wisconsin GO	5.000%	5/1/2026	175	178
	Wisconsin GO	5.000%	5/1/2026	500	510
	Wisconsin GO	5.000%	5/1/2026	500	510
	Wisconsin GO	5.000%	5/1/2027	135	141
	Wisconsin GO	5.000%	5/1/2027	50	52
	Wisconsin GO	5.000%	11/1/2027	100	104
	Wisconsin GO	5.000%	11/1/2027	110	115
	Wisconsin GO	5.000%	11/1/2028	235	245
	Wisconsin GO	5.000%	11/1/2028	50	52
	Wisconsin GO	5.000%	5/1/2030	115	127
	Wisconsin GO	5.000%	5/1/2030	120	133
	Wisconsin GO	5.000%	5/1/2031	170	190
	Wisconsin GO	5.000%	5/1/2031	450	502
	Wisconsin GO	5.000%	5/1/2031	165	184
	Wisconsin GO	5.000%	5/1/2032	230	258
	Wisconsin GO	5.000%	5/1/2034	185	210
	Wisconsin GO	5.000%	5/1/2035	75	83
	Wisconsin GO	5.000%	5/1/2035	25	28
	Wisconsin GO	5.000%	5/1/2037	20	22
	Wisconsin GO	5.000%	5/1/2038	450	487
	Wisconsin GO	5.000%	5/1/2038	50	55
	Wisconsin GO	5.000%	5/1/2039	15	16
					7,699
Total Tax-Exempt Municipal Bonds (Cost $677,012)					670,642
				Shares
Temporary Cash Investments (0.2%)
Investment Company (0.2%)
[9]	Vanguard Municipal Low Duration Fund (Cost $1,323)	2.827%		132,315	1,323
Total Investments (100.6%) (Cost $678,335)					671,965
Other Assets and Liabilities—Net (-0.6%)					(3,705)
Net Assets (100%)					668,260
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Step bond.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	670,642	—	670,642
Temporary Cash Investments	1,323	—	—	1,323
Total	1,323	670,642	—	671,965